UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: July 1, 2015 through June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

J.P. Morgan Mid Cap/Multi-Cap Funds

June 30, 2016

JPMorgan Growth Advantage Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Mid Cap Value Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Value Advantage Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

July 15, 2016 (Unaudited)

Dear Shareholder,

The U.S. economy continued its slow expansion over the past twelve months in the face of three painful downturns in global financial markets and economic weakness in other developed market nations.

“The events of the past twelve months reinforce our conviction that patience and proper diversification are the investor’s best instruments for engaging the current market environment: Patience to wait out periodic volatility and diversification to manage risk across an entire investment portfolio.”

Growth in the U.S. was sufficient to prompt the U.S. Federal Reserve (the “Fed”) to raise interest rates in December 2015, but financial market turmoil in early 2016 and worrisome economic data forced the Fed to curtail further increases in March and June. Following its March meeting, the Fed cited weakness in the global economy as a threat to further growth in the U.S. In June, the Fed noted surprisingly weak domestic job growth and the pending June 23, 2016, referendum on U.K. membership in the European Union (EU).

The result of the “Brexit” vote shocked political leaders around the globe and sowed panic in financial markets. Within days, an estimated $3 trillion was erased from global financial markets. The resulting decline in the British pound was deep enough that France supplanted the U.K. as the world’s fifth largest economy.

Notably, global financial markets had largely rebounded by the end of June, and in the U.S. the impact of the U.K. referendum was muted.

Meanwhile, the sharp slowdown in U.S. job growth in May that had so worried Fed policymakers was short-lived. The U.S. economy added 287,000 jobs in June, far above the consensus forecast of 175,000 new jobs and the most of any month since October 2015. Wage growth over the past twelve months has remained tepid, which has helped corporate earnings and held down inflationary pressure.

A remarkable feature of the past twelve months was the resiliency of U.S. financial markets. On August 24, 2015, a stock market sell-off that began in China and spread globally drove down the Standard & Poor’s 500 Index (“S&P 500”) by 3.94% for the day. But U.S. equity prices largely rebounded and in October the index turned in its best performance since 2011.

U.S. equity prices dropped again in early 2016 and the S&P 500 had its worst start to any year on record, falling 5.07% by the end of January and slumping by 10% by mid-February. By the end of March, the index had clawed its way back to a level slightly above where it was when the year started. In late June, the U.K. referendum to leave the European Union drove a one-day decline of 3.59% in the S&P 500. Globally, equity markets recorded their biggest one-day loss, eclipsing downturns following the Lehman Brothers bankruptcy in 2008 and the Black Monday stock market crash in 1987.

By June 30, 2016, U.S. markets had recovered fully and the S&P 500 posted a return of 3.99% for the twelve month period and stood 1.50% shy of its then-record intraday high 2,130.82 points reached May 21, 2015.

Over the past twelve months, U.S. financial markets have both withstood and benefitted from turmoil in foreign financial markets. Investors seeking to reduce risk have bought both U.S. equities and U.S. Treasury bonds. Meanwhile, stubbornly low growth in the EU and other developed markets and lingering concerns about the trajectory of China’s economy continued to drag on the U.S. economy. But the U.S. economic expansion is halfway through its seventh year and the U.S. stock market’s bull market — defined as a rise of 20% or more in prices — is now the second longest on record.

Investors endured heightened volatility in financial markets over the past twelve months, including three large declines in equity prices. However, leading equity indexes ended the period in positive territory. The events of the past twelve months reinforce our conviction that patience and proper diversification are the investor’s best instruments for engaging the current market environment: Patience to wait out periodic volatility and diversification to manage risk across an entire investment portfolio. On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support.

We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	1

J.P. Morgan Mid Cap/Multi-Cap Funds

MARKET OVERVIEW

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited)

Despite three sharp sell-offs in August, January and June, U.S. equity prices rebounded to turn in a positive performance for the twelve months ended June 30, 2016. In August, declines in Chinese stocks spread rapidly and drove the Standard & Poor’s 500 Index (S&P 500) down 3.94% in one day. In October, U. S. stocks came roaring back and turned in their best monthly performance since late 2011.

In January, the S&P 500 suffered its worst start to any year on record amid worrisome data about China’s economy, slumping commodities prices and investor expectations of further slowing in the global economy. However, equity markets recovered somewhat by March as the U.S. Federal Reserve decided against raising interest rates. In June, the U.K. vote to leave the European Union sparked the worst single day in recent global markets. The sell-off drained an estimated $2.08 trillion from world financial markets on the Friday following the U.K. referendum and $931 billion was lost the following Monday.

However, global equity markets rebounded sharply in the final days of June and the S&P 500 posted a return of 3.99% for the twelve month reporting period, closing just 1.50% below its then-record intraday high, set in May 2015. Generally, large cap stocks outperformed mid cap stocks, while small cap stocks overall had negative returns for the twelve month reporting period. Notably, mid cap value stocks outperformed all other categories. Among U.S. equities, the telecommunications and utilities sectors were generally the strongest performers as investors sought high dividend yields and the perceived safety of those sectors. Financial sector and energy stocks were the worst performers amid continued low interest rates and expectations of low growth globally and general weakness in global energy prices.

2	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)*	(5.07)%
Russell 3000 Growth Index	1.88%

Net Assets as of 6/30/2016 (In Thousands)	$5,963,600

INVESTMENT OBJECTIVE**

The JPMorgan Growth Advantage Fund (the “Fund”) seeks to provide long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Class A Shares, without a sales charge, underperformed the Russell 3000 Growth Index (the “Benchmark”) for the twelve months ended June 30, 2016. The Fund’s security selection in the health care and financial services sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the materials & processing and consumer discretionary sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Valeant Pharmaceuticals International Inc., SolarCity Corp. and Illumina Inc.

Shares of Valeant Pharmaceuticals, a drug maker not held in the Benchmark, fell on investor concerns about the company’s revenue accounting practices. Shares of SolarCity, a maker of solar energy systems, declined on lower than expected installations in the fourth quarter of 2015 and the first quarter of 2016. Shares of Illumina, a provider of genetic analysis technology, fell on lower than expected sales in Europe and a reduced earnings forecast.

Leading individual contributors to relative performance included the Fund’s underweight position in Apple Inc. and its overweight positions in Facebook Inc. and Acuity Brands Inc. Shares of Apple, a maker of computers and mobile devices, fell on slowing sales of its iPhone products and weakness in quarterly revenue. Shares of Facebook, a social media company, rose on continued growth in advertising revenue. Shares of Acuity Brands, a maker of commercial and residential lighting, rose on strength in its LED lighting business and market share gains.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection, researching individual companies across market capitalizations in an effort to construct portfolios of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Alphabet, Inc., Class C	5.7%
2.	Facebook, Inc., Class A	4.3
3.	Amazon.com, Inc.	3.5
4.	UnitedHealth Group, Inc.	2.4
5.	Waste Connections, Inc., (Canada)	2.1
6.	Mohawk Industries, Inc.	2.1
7.	Home Depot, Inc. (The)	2.0
8.	Gilead Sciences, Inc.	1.9
9.	Bristol-Myers Squibb Co.	1.9
10.	Acuity Brands, Inc.	1.8

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	34.8%
Consumer Discretionary	17.5
Health Care	16.9
Industrials	13.2
Financials	6.9
Materials	4.7
Consumer Staples	2.2
Energy	2.0
Short-Term Investment	1.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2016. The Fund’s portfolio composition is subject to change.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	3

JPMorgan Growth Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	October 29, 1999
With Sales Charge*		(10.04)%	10.84%	8.87%
Without Sales Charge		(5.07)	12.03	9.46
CLASS C SHARES	May 1, 2006
With CDSC**		(6.55)	11.49	8.87
Without CDSC		(5.55)	11.49	8.87
CLASS R5 SHARES	January 8, 2009	(4.72)	12.47	9.85
CLASS R6 SHARES	December 23, 2013	(4.59)	12.53	9.88
SELECT CLASS SHARES	May 1, 2006	(4.91)	12.25	9.69

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/06 TO 6/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R5 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to their inception date are based on the performance of Class R5 Shares from January 8, 2009 to December 23, 2013 and Select Class Shares prior to January 8, 2009. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares and Select Class Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth Advantage Fund, the Russell 3000 Growth Index and the Lipper Multi-Cap Growth Funds Index from June 30, 2006 to June 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and includes a sales charge. The performance of the Russell 3000 Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell 3000 Growth Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(3.81)%
Russell Midcap Index	0.56%

Net Assets as of 6/30/2016 (In Thousands)	$2,364,349

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Equity Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the Russell Midcap Index (the “Benchmark”) for the twelve months ended June 30, 2016. The Fund’s security selection in the health care and financial services sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the materials & processing and producer durables sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Valeant Pharmaceuticals International Inc., CBRE Group Inc. and Illumina Inc. Shares of Valeant, a drug maker not held in the Benchmark, fell on continued investor concerns about the company’s revenue accounting practices. Shares of CBRE, a commercial real estate and investment company, fell on investor concerns the company’s earnings will be hurt by the U.K.’s exit from the European Union. Shares of Illumina, a provider of genetic analysis technology, fell on lower than expected sales in Europe and a reduced earnings forecast.

Leading individual contributors to relative performance included the Fund’s overweight positions in Acuity Brands Inc., Jack Henry & Associates Inc. and Waste Connections Inc. Shares of Acuity Brands, a maker of commercial and residential lighting, rose on strength in its LED lighting business and market share gains. Shares of Jack Henry & Associates, a provider of data processing to community banks, rose on better than expected quarterly earnings and revenue. Shares of Waste Connections, a waste management company, rose on news of its $2.67 billion merger with Canada’s Progressive Waste Solutions Ltd.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Mohawk Industries, Inc.	2.1%
2.	Fortune Brands Home & Security, Inc.	1.4
3.	Hilton Worldwide Holdings, Inc.	1.4
4.	Amphenol Corp., Class A	1.4
5.	Carlisle Cos., Inc.	1.3
6.	Electronic Arts, Inc.	1.2
7.	Dollar General Corp.	1.2
8.	Waste Connections, Inc., (Canada)	1.2
9.	Acuity Brands, Inc.	1.1
10.	EQT Corp.	1.1

PORTFOLIO COMPOSITION BY SECTOR***
Financials	20.1%
Consumer Discretionary	19.0
Information Technology	17.1
Industrials	13.7
Health Care	9.3
Utilities	5.5
Consumer Staples	4.5
Energy	4.4
Materials	4.2
Short-Term Investment	2.2

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2016. The Fund’s portfolio composition is subject to change.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	5

JPMorgan Mid Cap Equity Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	November 2, 2009
With Sales Charge*		(9.18)%	9.52%	7.47%
Without Sales Charge		(4.15)	10.71	8.05
CLASS C SHARES	November 2, 2009
With CDSC**		(5.64)	10.15	7.69
Without CDSC		(4.64)	10.15	7.69
CLASS R2 SHARES	March 14, 2014	(4.40)	10.58	7.99
CLASS R5 SHARES	March 14, 2014	(3.73)	11.14	8.33
CLASS R6 SHARES	March 14, 2014	(3.66)	11.17	8.34
SELECT CLASS SHARES	January 1, 1997	(3.81)	11.09	8.30

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/06 TO 6/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class A and Class C Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class A and Class C Shares would have been lower than those shown because Class A and Class C Shares have higher expenses than Select Class Shares.

Returns for Class R2 Shares prior to their inception date are based of Class A Shares from November 2, 2009 to March 13, 2014 and Select Class Shares prior to November 2, 2009. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A and Select Class Shares.

Returns for Class R5 and Class R6 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns of Class R5 and Class R6 Shares would have been different because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan Mid Cap Equity Fund, the Russell Midcap Index, and the Lipper Multi-Cap Growth Funds Index from June 30, 2006 to June 30,

2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index. The Lipper Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds within the mid cap fund categories as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

6	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(10.01)%
Russell Midcap Growth Index	(2.14)%

Net Assets as of 6/30/2016 (In Thousands)	$2,851,483

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Growth Fund (the “Fund”) seeks growth of capital.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the Russell Midcap Growth Index (the “Benchmark”) for the twelve months ended June 30, 2016. The Fund’s security selection in the financial services and health care sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the materials & processing sector and the producer durables sector was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Valeant Pharmaceuticals International Inc., SolarCity Corp. and Illumina Inc. Shares of Valeant Pharmaceuticals, a drug maker not held in the Benchmark, fell on continued investor concerns about the company’s revenue accounting practices. Shares of SolarCity, a maker of solar energy systems, declined on lower than expected installations in the fourth quarter of 2015 and the first quarter of 2016. Shares of Illumina, a provider of genetic analysis technology, fell on lower than expected sales in Europe and a reduced earnings forecast.

Leading individual contributors to relative performance included the Fund’s overweight positions in Acuity Brands Inc., Waste Connections Inc. and Ulta Salon Cosmetics & Fragrance Inc. Shares of Acuity Brands, a maker of commercial and residential lighting, rose on strength in its LED lighting business and market share gains. Shares of Waste Connections, a waste management company, rose on news of its $2.67 billion merger with Canada’s Progressive Waste Solutions Ltd. Shares of Ulta Salon Cosmetics, a beauty products retailer, rose on better than expected quarterly earnings and the company’s forecast for sales growth.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach

to stock selection, researching individual companies in an effort to construct a portfolio of stocks that have strong fundamentals. The Fund’s portfolio managers sought to invest in high quality companies with durable franchises that, in their view, possessed the ability to generate strong future earnings growth.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Electronic Arts, Inc.	2.5%
2.	Mohawk Industries, Inc.	2.4
3.	Dollar General Corp.	2.4
4.	Waste Connections, Inc., (Canada)	2.3
5.	Acuity Brands, Inc.	2.2
6.	O’Reilly Automotive, Inc.	1.9
7.	Fortune Brands Home & Security, Inc.	1.9
8.	Hilton Worldwide Holdings, Inc.	1.8
9.	Vantiv, Inc., Class A	1.8
10.	Harris Corp.	1.8

PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	24.4%
Consumer Discretionary	20.7
Industrials	18.2
Health Care	14.4
Financials	9.6
Materials	4.5
Consumer Staples	3.6
Energy	2.2
Short-Term Investment	2.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2016. The Fund’s portfolio composition is subject to change.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	7

JPMorgan Mid Cap Growth Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 18, 1992
With Sales Charge*		(15.01)%	8.05%	7.11%
Without Sales Charge		(10.29)	9.22	7.69
CLASS C SHARES	November 4, 1997
With CDSC**		(11.70)	8.68	7.12
Without CDSC		(10.70)	8.68	7.12
CLASS R2 SHARES	June 19, 2009	(10.42)	9.05	7.52
CLASS R5 SHARES	November 1, 2011	(9.87)	9.71	8.09
CLASS R6 SHARES	November 1, 2011	(9.82)	9.76	8.11
SELECT CLASS SHARES	March 2, 1989	(10.01)	9.56	8.01

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/06 TO 6/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Class R2, Class R5 and Class R6 Shares prior to their inception dates are based on the performance of Select Class Shares. Prior performance for Class R2 Shares has been adjusted to reflect the differences in expenses between classes. The actual returns of Class R5 and Class R6 Shares would have been different than those shown because Class R5 and Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Mid Cap Growth Fund, the Russell Midcap Growth Index and the Lipper Global Multi-Cap Growth Funds Index from June 30, 2006 to June 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Growth Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Multi-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Global Multi-Cap Growth Funds Index is an index based on total returns of certain mutual funds as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	2.35%
Russell Midcap Value Index	3.25%

Net Assets as of 6/30/2016 (In Thousands)	$15,564,142

INVESTMENT OBJECTIVE**

The JPMorgan Mid Cap Value Fund (the “Fund”) seeks growth from capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the Russell Midcap Value Index (the “Benchmark”) for the twelve months ended June 30, 2016. The Fund’s overweight position and security selection in the consumer discretionary sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark. The Fund’s underweight position in the energy sector and its security selection in the industrials sector were leading contributors to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions in Gap Inc. and Kohl’s Corp. and its underweight position in Nvidia Corp. Shares of Gap, an apparel retailer not held in the Benchmark, fell on sales weakness due to the relative strength of the U.S. dollar and disappointing holiday season sales at its Old Navy brand. Shares of Kohl’s, an apparel retailer, fell on lower than expected earnings and weak sales growth. Shares Nvidia, a graphics software maker that was not held in the Fund, rose on strong demand for its semiconductors.

Leading individual contributors to relative performance included the Fund’s overweight positions in Jack Henry & Associates Inc., Westar Energy Inc. and its underweight position in Perrigo Co. Shares of Jack Henry & Associates, a provider of financial data processing technology that was not held in the Benchmark, rose on better than expected quarterly earnings and revenue. Shares of Westar Energy, an electric utility, rose as investors sought out companies with higher divided yields. Shares of Perrigo, a specialty pharmaceuticals and consumer products company, rose on better than expected revenue growth and investor expectations that the company may become an acquisition target.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in their view, sustainable levels of free cash flow.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	EQT Corp.	2.1%
2.	Energen Corp.	2.0
3.	Mohawk Industries, Inc.	1.8
4.	Loews Corp.	1.7
5.	M&T Bank Corp.	1.6
6.	Synopsys, Inc.	1.6
7.	Columbia Pipeline Group, Inc.	1.6
8.	Xcel Energy, Inc.	1.5
9.	Arrow Electronics, Inc.	1.5
10.	Marsh & McLennan Cos., Inc.	1.4

PORTFOLIO COMPOSITION BY SECTOR***
Financials	29.6%
Consumer Discretionary	17.1
Utilities	10.8
Information Technology	9.9
Industrials	9.0
Energy	6.5
Consumer Staples	5.5
Health Care	4.3
Materials	3.9
Short-Term Investment	3.4

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2016. The Fund’s portfolio composition is subject to change.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	9

JPMorgan Mid Cap Value Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge*		(3.50)%	10.94%	7.66%
Without Sales Charge		1.85	12.14	8.24
CLASS C SHARES	April 30, 2001
With CDSC**		0.35	11.58	7.69
Without CDSC		1.35	11.58	7.69
CLASS R2 SHARES	November 3, 2008	1.61	11.85	8.03
INSTITUTIONAL CLASS SHARES	November 13, 1997	2.35	12.69	8.78
SELECT CLASS SHARES	October 31, 2001	2.11	12.43	8.51

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/06 TO 6/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to their inception date are based on the performance of Class A Shares. The actual returns of Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Mid Cap Value Fund, the Russell Midcap Value Index, the Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index from June 30, 2006 to June 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell Midcap Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper

Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Russell Midcap Value Index is an unmanaged index which measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Mid-Cap Value Funds Index and the Lipper Multi-Cap Core Funds Index are indices based on total returns of certain mutual funds within the mid cap and multi cap fund categories, respectively, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

10	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	0.60%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.19%

Net Assets as of 6/30/16 (In Thousands)	$188,103

INVESTMENT OBJECTIVE**

The JPMorgan Multi-Cap Market Neutral Fund (the “Fund”) seeks long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Benchmark”) for the twelve months ended June 30, 2016. The Fund’s security selection in the health services and systems and energy sectors was a leading contributor to performance relative to the Benchmark. The Fund’s security selection in the pharmaceuticals and medical technology sector and its security selection and overweight position in the banks and brokerages sector were leading detractors from relative performance.

Leading individual contributors to Fund’s return included its short positions in Consol Energy Inc. and Tenet Healthcare Inc. and its long position in CoreLogic Inc. Shares of Consol Energy, an oil and gas producer, fell on continued weakness in global energy prices. Shares of Tenet Healthcare, a hospitals operator, fell on declining patient visits. Shares of CoreLogic, a provider of real estate data and analysis, rose on better than expected quarterly earnings and revenue.

Leading individual detractors from Fund returns included its short positions in Twitter Inc. and Nordstrom Inc. and its long position in Health Net Inc. Shares of Twitter, a provider of social media, rose on expansion of its business into streaming live content. Shares of Nordstrom, an apparel retailer, rose on better than expected sales in the middle of the reporting period. Shares of Health Net, a health insurer, fell on lower than expected revenue early in the reporting period.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up approach to stock selection, constructing a portfolio based on company fundamentals, quantitative screening and proprietary fundamental analysis. The Fund’s portfolio managers sought to identify dominant franchises with predictable business models deemed capable of achieving, in their view, sustained growth, as well as undervalued companies with the potential to grow their intrinsic value per share. Companies that ranked lowest in the above factors were selected by the Fund’s portfolio managers for possible short sales.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	11

JPMorgan Multi-Cap Market Neutral Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited) (continued)

TOP TEN LONG POSITIONS OF THE PORTFOLIO***
1.	Express Scripts Holding Co.	1.1%
2.	C.R. Bard, Inc.	1.1
3.	MSCI, Inc.	1.1
4.	Computer Sciences Corp.	1.0
5.	Ingredion, Inc.	1.0
6.	Entergy Corp.	1.0
7.	UGI Corp.	1.0
8.	PVH Corp.	1.0
9.	VeriSign, Inc.	1.0
10.	Hologic, Inc.	1.0

TOP TEN SHORT POSITIONS OF THE PORTFOLIO****
1.	Monster Beverage Corp.	1.4%
2.	DexCom, Inc.	1.3
3.	Patterson Cos., Inc.	1.3
4.	Dominion Resources, Inc.	1.2
5.	WhiteWave Foods Co. (The)	1.2
6.	Constellation Brands, Inc., Class A	1.2
7.	Wynn Resorts Ltd.	1.2
8.	MAXIMUS, Inc.	1.2
9.	ViaSat, Inc.	1.2
10.	Donaldson Co.	1.2

LONG POSITION PORTFOLIO COMPOSITION BY SECTOR***
Information Technology	24.0%
Industrials	16.2
Consumer Discretionary	12.8
Health Care	11.9
Consumer Staples	6.8
Materials	6.2
Energy	4.1
Financials	2.6
Utilities	2.3
Telecommunication Services	1.5
Short-Term Investment	11.6

SHORT POSITION PORTFOLIO COMPOSITION BY SECTOR****
Information Technology	27.5%
Industrials	19.4
Consumer Discretionary	14.0
Health Care	12.1
Consumer Staples	7.4
Materials	7.3
Energy	4.2
Financials	3.6
Utilities	3.2
Telecommunication Services	1.3

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total long investments as of June 30, 2016. The Fund’s portfolio composition is subject to change.
****	Percentages indicated are based on total short investments as of June 30, 2016. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	May 23, 2003
With Sales Charge*		(4.99)%	(0.89)%	(0.76)%
Without Sales Charge		0.30	0.18	(0.22)
CLASS C SHARES	May 23, 2003
With CDSC**		(1.21)	(0.40)	(0.89)
Without CDSC		(0.21)	(0.40)	(0.89)
SELECT CLASS SHARES	May 23, 2003	0.60	0.44	0.03

*	Sales Charge for Class A Shares is 5.25%.
**	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/06 TO 6/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Multi-Cap Market Neutral Fund, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Alternative Equity Market Neutral Funds Index from June 30, 2006 to June 30, 2016. Return information prior to October 31, 2005 for the Lipper Alternative Equity Market Neutral Funds Index is not provided by Lipper, Inc. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund’s inception. The performance of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Equity Market Neutral Funds Index

includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the rebalancing date. The Lipper Alternative Equity Market Neutral Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	13

JPMorgan Value Advantage Fund

FUND COMMENTARY

TWELVE MONTHS ENDED JUNE 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	(1.87)%
Russell 3000 Value Index	2.42%

Net Assets as of 6/30/2016 (In Thousands)	$10,090,951

INVESTMENT OBJECTIVE**

The JPMorgan Value Advantage Fund (the “Fund”) seeks to provide long-term total return from a combination of income and capital gains.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the Russell 3000 Value Index (the “Benchmark”) for the twelve months ended June 30, 2016. The Fund’s overweight positions in the consumer discretionary and financial services sectors were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the utilities and consumer staples sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s overweight positions Kohl’s Corp. and Southwestern Energy Co. and its underweight position in General Electric Co. Shares of Kohl’s, an apparel retailer, fell on lower than expected earnings and weak sales growth. Shares of Southwestern Energy, a petroleum and natural gas producer, fell on continued weakness in global energy prices. Shares of General Electric, an industrial manufacturer not held by the Fund, rose on overall strength in the industrials sector stocks.

Leading individual contributors to relative performance included the Fund’s overweight positions in Xcel Energy Inc., Martin Marietta Materials Inc. and Post Holdings Inc. Shares of Xcel, an electric utility, rose on positive earnings performance and investor demand for utility stocks with high dividend yields. Shares of Martin Marietta, a supplier of construction materials, rose on better than expected earnings and overall strength in industrials sector stocks. Shares of Post Holdings, a maker of cereals and other packaged foods, rose on better than expected earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up approach to stock selection and sought to identify durable franchises possessing the ability to generate, in the portfolio managers’ view, significant levels of free cash flow. During the reporting period, the Fund’s largest average overweight position remained the consumer discretionary sector, where the Fund’s portfolio managers found what they believed to be compelling investment opportunities. The Fund’s largest average underweight position was in the energy sector.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Wells Fargo & Co.	3.7%
2.	Exxon Mobil Corp.	3.0
3.	Pfizer, Inc.	2.8
4.	Loews Corp.	2.1
5.	Capital One Financial Corp.	1.9
6.	Johnson & Johnson	1.8
7.	Bank of America Corp.	1.7
8.	Merck & Co., Inc.	1.6
9.	M&T Bank Corp.	1.6
10.	UnitedHealth Group, Inc.	1.6

PORTFOLIO COMPOSITION BY SECTOR***
Financials	33.7%
Consumer Discretionary	15.5
Health Care	9.6
Information Technology	7.5
Energy	7.4
Utilities	7.4
Industrials	7.1
Consumer Staples	5.6
Materials	3.3
Telecommunication Services	2.1
Short-Term Investment	0.8

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of June 30, 2016. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2016

	INCEPTION DATE OF CLASS	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2005
With Sales Charge*		(7.46)%	9.62%	7.23%
Without Sales Charge		(2.34)	10.82	7.81
CLASS C SHARES	February 28, 2005
With CDSC**		(3.82)	10.27	7.28
Without CDSC		(2.82)	10.27	7.28
INSTITUTIONAL CLASS SHARES	February 28, 2005	(1.87)	11.37	8.36
SELECT CLASS SHARES	February 28, 2005	(2.10)	11.09	8.08

*	Sales Charge for Class A Shares is 5.25%.
**	Assume a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/06 TO 6/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Value Advantage Fund, the Russell 3000 Value Index and the Lipper Multi-Cap Value Funds Index from June 30, 2006 to June 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Russell 3000 Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Multi-Cap Value Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The

Russell 3000 Value Index is an unmanaged index which measures the performance of those Russell 3000 companies (largest 3000 U.S. companies) with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	15

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.5%
	Consumer Discretionary — 17.3%
	Automobiles — 0.6%
168	Tesla Motors, Inc. (a)	35,705

	Hotels, Restaurants & Leisure — 3.9%
1,178	Aramark	39,356
2,985	Hilton Worldwide Holdings, Inc.	67,245
1,251	Norwegian Cruise Line Holdings Ltd. (a)	49,848
1,303	Starbucks Corp.	74,427

		230,876

	Household Durables — 2.1%
657	Mohawk Industries, Inc. (a)	124,653

	Internet & Catalog Retail — 6.4%
290	Amazon.com, Inc. (a)	207,744
633	Netflix, Inc. (a)	57,889
68	Priceline Group, Inc. (The) (a)	84,392
822	Wayfair, Inc., Class A (a)	32,058

		382,083

	Multiline Retail — 1.5%
963	Dollar General Corp.	90,560

	Specialty Retail — 2.8%
920	Home Depot, Inc. (The)	117,462
218	Ulta Salon Cosmetics & Fragrance, Inc. (a)	53,114

		170,576

	Total Consumer Discretionary	1,034,453

	Consumer Staples — 2.2%
	Beverages — 0.8%
282	Monster Beverage Corp. (a)	45,384

	Food & Staples Retailing — 0.6%
1,570	Sprouts Farmers Market, Inc. (a)	35,962

	Food Products — 0.8%
720	Tyson Foods, Inc., Class A	48,089

	Total Consumer Staples	129,435

	Energy — 2.0%
	Oil, Gas & Consumable Fuels — 2.0%
724	Concho Resources, Inc. (a)	86,304
408	EOG Resources, Inc.	34,060

	Total Energy	120,364

	Financials — 6.9%
	Banks — 1.7%
1,176	East West Bancorp, Inc.	40,203
476	Signature Bank (a)	59,474

		99,677

SHARES	SECURITY DESCRIPTION	VALUE($)

	Capital Markets — 3.0%
323	Affiliated Managers Group, Inc. (a)	45,511
152	BlackRock, Inc.	52,133
2,173	Charles Schwab Corp. (The)	54,986
854	Lazard Ltd., (Bermuda), Class A	25,420

		178,050

	Diversified Financial Services — 1.2%
653	S&P Global, Inc.	69,987

	Real Estate Management & Development — 1.0%
2,351	CBRE Group, Inc., Class A (a)	62,263

	Total Financials	409,977

	Health Care — 16.8%
	Biotechnology — 6.0%
437	Celgene Corp. (a)	43,072
1,379	Gilead Sciences, Inc.	115,036
225	Intercept Pharmaceuticals, Inc. (a)	32,146
840	Kite Pharma, Inc. (a)	41,980
160	Regeneron Pharmaceuticals, Inc. (a)	55,947
393	Spark Therapeutics, Inc. (a)	20,084
599	Vertex Pharmaceuticals, Inc. (a)	51,534

		359,799

	Health Care Equipment & Supplies — 0.3%
1,507	Novadaq Technologies, Inc., (Canada) (a)	14,831

	Health Care Providers & Services — 6.2%
1,292	Acadia Healthcare Co., Inc. (a)	71,566
415	Aetna, Inc.	50,708
218	Cigna Corp.	27,838
1,576	Envision Healthcare Holdings, Inc. (a)	39,978
226	Humana, Inc.	40,599
996	UnitedHealth Group, Inc.	140,607

		371,296

	Health Care Technology — 0.8%
1,310	Veeva Systems, Inc., Class A (a)	44,707

	Life Sciences Tools & Services — 1.1%
472	Illumina, Inc. (a)	66,245

	Pharmaceuticals — 2.4%
1,532	Bristol-Myers Squibb Co.	112,642
1,016	Revance Therapeutics, Inc. (a)	13,820
2,210	TherapeuticsMD, Inc. (a)	18,788

		145,250

	Total Health Care	1,002,128

	Industrials — 13.1%
	Airlines — 1.0%
1,481	Southwest Airlines Co.	58,062

SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Building Products — 2.8%
1,406	Fortune Brands Home & Security, Inc.	81,483
593	Lennox International, Inc.	84,533

		166,016

	Commercial Services & Supplies — 3.0%
515	Stericycle, Inc. (a)	53,591
1,766	Waste Connections, Inc., (Canada)	127,240

		180,831

	Electrical Equipment — 1.7%
422	Acuity Brands, Inc.	104,614

	Industrial Conglomerates — 1.1%
650	Carlisle Cos., Inc.	68,713

	Machinery — 0.6%
299	Middleby Corp. (The) (a)	34,402

	Professional Services — 0.9%
400	Equifax, Inc.	51,322

	Road & Rail — 0.6%
579	Old Dominion Freight Line, Inc. (a)	34,893

	Trading Companies & Distributors — 1.4%
2,335	HD Supply Holdings, Inc. (a)	81,294

	Total Industrials	780,147

	Information Technology — 34.5%
	Communications Equipment — 2.7%
650	Arista Networks, Inc. (a)	41,866
972	Harris Corp.	81,129
295	Palo Alto Networks, Inc. (a)	36,216

		159,211

	Electronic Equipment, Instruments & Components — 2.0%
1,151	Amphenol Corp., Class A	65,987
2,717	Corning, Inc.	55,644

		121,631

	Internet Software & Services — 11.6%
485	Alphabet, Inc., Class C (a)	335,741
229	CoStar Group, Inc. (a)	50,161
2,234	Facebook, Inc., Class A (a)	255,256
1,738	GoDaddy, Inc., Class A (a)	54,199

		695,357

	IT Services — 5.8%
1,016	MasterCard, Inc., Class A	89,442
2,189	PayPal Holdings, Inc. (a)	79,924
1,258	Vantiv, Inc., Class A (a)	71,180
1,394	Visa, Inc., Class A	103,386

		343,932

SHARES	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 2.8%
472	Broadcom Ltd., (Singapore)	73,333
411	Lam Research Corp.	34,574
755	NXP Semiconductors N.V., (Netherlands) (a)	59,155

		167,062

	Software — 8.1%
598	Adobe Systems, Inc. (a)	57,273
1,353	Electronic Arts, Inc. (a)	102,533
647	Guidewire Software, Inc. (a)	39,934
1,785	Microsoft Corp.	91,359
785	Mobileye N.V., (Israel) (a)	36,215
509	salesforce.com, Inc. (a)	40,428
699	ServiceNow, Inc. (a)	46,400
658	Splunk, Inc. (a)	35,629
424	Workday, Inc., Class A (a)	31,690

		481,461

	Technology Hardware, Storage & Peripherals — 1.5%
931	Apple, Inc.	89,008

	Total Information Technology	2,057,662

	Materials — 4.7%
	Chemicals — 2.9%
334	Air Products & Chemicals, Inc.	47,413
675	PPG Industries, Inc.	70,332
180	Sherwin-Williams Co. (The)	52,714

		170,459

	Construction Materials — 1.8%
570	Eagle Materials, Inc.	43,976
534	Vulcan Materials Co.	64,236

		108,212

	Total Materials	278,671

	Total Common Stocks (Cost $4,563,687)	5,812,837

Short-Term Investment — 1.7%
	Investment Company — 1.7%
103,543	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.380% (b) (l) (Cost $103,543)	103,543

	Total Investments — 99.2% (Cost $4,667,230)	5,916,380
	Other Assets in Excess of Liabilities — 0.8%	47,220

	NET ASSETS — 100.0%	$5,963,600

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	17

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.4%
	Consumer Discretionary — 18.9%
	Automobiles — 0.2%
26	Tesla Motors, Inc. (a)	5,434

	Distributors — 0.5%
130	Genuine Parts Co.	13,122

	Hotels, Restaurants & Leisure — 3.2%
426	Aramark	14,227
18	Chipotle Mexican Grill, Inc. (a)	7,411
1,480	Hilton Worldwide Holdings, Inc.	33,355
115	Marriott International, Inc., Class A	7,657
312	Norwegian Cruise Line Holdings Ltd. (a)	12,441

		75,091

	Household Durables — 3.1%
260	Mohawk Industries, Inc. (a)	49,293
331	Newell Brands, Inc.	16,098
293	Toll Brothers, Inc. (a)	7,871

		73,262

	Internet & Catalog Retail — 1.6%
139	Expedia, Inc.	14,748
88	Netflix, Inc. (a)	8,087
116	TripAdvisor, Inc. (a)	7,446
181	Wayfair, Inc., Class A (a)	7,040

		37,321

	Media — 1.3%
148	CBS Corp. (Non-Voting), Class B	8,046
219	DISH Network Corp., Class A (a)	11,488
355	TEGNA, Inc.	8,233
192	Time, Inc.	3,157

		30,924

	Multiline Retail — 2.0%
299	Dollar General Corp.	28,125
355	Kohl’s Corp.	13,456
184	Nordstrom, Inc.	7,014

		48,595

	Specialty Retail — 5.5%
17	AutoZone, Inc. (a)	13,139
224	Bed Bath & Beyond, Inc.	9,676
350	Best Buy Co., Inc.	10,713
473	Gap, Inc. (The)	10,042
82	O’Reilly Automotive, Inc. (a)	22,149
330	Ross Stores, Inc.	18,702
284	Sally Beauty Holdings, Inc. (a)	8,344
157	Tiffany & Co.	9,510

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — continued
123	Tractor Supply Co.	11,188
64	Ulta Salon Cosmetics & Fragrance, Inc. (a)	15,690

		129,153

	Textiles, Apparel & Luxury Goods — 1.5%
404	Gildan Activewear, Inc., (Canada)	11,840
121	PVH Corp.	11,429
186	V.F. Corp.	11,446

		34,715

	Total Consumer Discretionary	447,617

	Consumer Staples — 4.5%
	Beverages — 1.3%
67	Constellation Brands, Inc., Class A	11,128
143	Dr. Pepper Snapple Group, Inc.	13,812
42	Monster Beverage Corp. (a)	6,782

		31,722

	Food & Staples Retailing — 1.8%
100	Casey’s General Stores, Inc.	13,125
438	Kroger Co. (The)	16,117
415	Rite Aid Corp. (a)	3,105
412	Sprouts Farmers Market, Inc. (a)	9,426

		41,773

	Food Products — 0.7%
47	TreeHouse Foods, Inc. (a)	4,861
183	Tyson Foods, Inc., Class A	12,209

		17,070

	Household Products — 0.3%
122	Energizer Holdings, Inc.	6,272

	Personal Products — 0.4%
123	Edgewell Personal Care Co. (a)	10,400

	Total Consumer Staples	107,237

	Energy — 4.4%
	Oil, Gas & Consumable Fuels — 4.4%
740	Columbia Pipeline Group, Inc.	18,872
152	Concho Resources, Inc. (a)	18,117
501	Energen Corp.	24,134
322	EQT Corp.	24,905
253	PBF Energy, Inc., Class A	6,017
176	Range Resources Corp.	7,601
328	Southwestern Energy Co. (a)	4,132

	Total Energy	103,778

SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Financials — 20.0%
	Banks — 4.3%
420	Citizens Financial Group, Inc.	8,398
279	East West Bancorp, Inc.	9,536
812	Fifth Third Bancorp	14,283
139	First Republic Bank	9,716
540	Huntington Bancshares, Inc.	4,831
170	M&T Bank Corp.	20,124
123	Signature Bank (a)	15,315
399	SunTrust Banks, Inc.	16,392
128	Zions Bancorporation	3,219

		101,814

	Capital Markets — 4.0%
108	Affiliated Managers Group, Inc. (a)	15,259
73	Ameriprise Financial, Inc.	6,545
323	Invesco Ltd.	8,259
298	Lazard Ltd., (Bermuda), Class A	8,869
138	Legg Mason, Inc.	4,070
145	Northern Trust Corp.	9,632
229	Oaktree Capital Group LLC	10,232
137	Raymond James Financial, Inc.	6,758
183	T. Rowe Price Group, Inc.	13,371
388	TD Ameritrade Holding Corp.	11,045

		94,040

	Consumer Finance — 0.3%
395	Ally Financial, Inc. (a)	6,749

	Diversified Financial Services — 1.2%
166	Nasdaq, Inc.	10,742
159	S&P Global, Inc.	17,086

		27,828

	Insurance — 4.1%
13	Alleghany Corp. (a)	6,911
47	Chubb Ltd., (Switzerland)	6,178
324	Hartford Financial Services Group, Inc. (The)	14,379
494	Loews Corp.	20,281
253	Marsh & McLennan Cos., Inc.	17,292
163	Progressive Corp. (The)	5,470
329	Unum Group	10,453
75	W.R. Berkley Corp.	4,498
366	XL Group plc, (Ireland)	12,186

		97,648

	Real Estate Investment Trusts (REITs) — 5.5%
157	American Campus Communities, Inc.	8,282
318	American Homes 4 Rent, Class A	6,512
67	AvalonBay Communities, Inc.	12,065

SHARES	SECURITY DESCRIPTION	VALUE($)

	Real Estate Investment Trusts (REITs) — continued
86	Boston Properties, Inc.	11,374
385	Brixmor Property Group, Inc.	10,192
27	Essex Property Trust, Inc.	6,101
211	General Growth Properties, Inc.	6,283
132	HCP, Inc.	4,675
416	Kimco Realty Corp.	13,043
305	Outfront Media, Inc.	7,364
293	Rayonier, Inc.	7,680
102	Regency Centers Corp.	8,552
133	Vornado Realty Trust	13,363
282	Weyerhaeuser Co.	8,409
76	WP Carey, Inc.	5,304

		129,199

	Real Estate Management & Development — 0.6%
570	CBRE Group, Inc., Class A (a)	15,093

	Total Financials	472,371

	Health Care — 9.2%
	Biotechnology — 1.5%
135	BioMarin Pharmaceutical, Inc. (a)	10,526
55	Intercept Pharmaceuticals, Inc. (a)	7,848
170	Kite Pharma, Inc. (a)	8,480
92	Vertex Pharmaceuticals, Inc. (a)	7,931

		34,785

	Health Care Equipment & Supplies — 1.0%
222	Dentsply Sirona, Inc.	13,750
93	Edwards Lifesciences Corp. (a)	9,285

		23,035

	Health Care Providers & Services — 4.8%
274	Acadia Healthcare Co., Inc. (a)	15,196
154	AmerisourceBergen Corp.	12,211
183	Centene Corp. (a)	13,068
63	Cigna Corp.	8,124
569	Envision Healthcare Holdings, Inc. (a)	14,433
58	Henry Schein, Inc. (a)	10,193
135	Humana, Inc.	24,279
253	Premier, Inc., Class A (a)	8,273
66	Universal Health Services, Inc., Class B	8,829

		114,606

	Health Care Technology — 0.7%
319	Inovalon Holdings, Inc., Class A (a)	5,746
307	Veeva Systems, Inc., Class A (a)	10,475

		16,221

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	19

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Life Sciences Tools & Services — 0.8%
141	Illumina, Inc. (a)	19,833

	Pharmaceuticals — 0.4%
74	Jazz Pharmaceuticals plc, (Ireland) (a)	10,513

	Total Health Care	218,993

	Industrials — 13.6%
	Airlines — 0.5%
292	Southwest Airlines Co.	11,465

	Building Products — 2.3%
579	Fortune Brands Home & Security, Inc.	33,588
141	Lennox International, Inc.	20,164

		53,752

	Commercial Services & Supplies — 1.7%
123	Stericycle, Inc. (a)	12,854
386	Waste Connections, Inc., (Canada)	27,790

		40,644

	Electrical Equipment — 2.5%
102	Acuity Brands, Inc.	25,168
255	AMETEK, Inc.	11,792
125	Hubbell, Inc.	13,189
187	Regal Beloit Corp.	10,313

		60,462

	Industrial Conglomerates — 1.3%
286	Carlisle Cos., Inc.	30,260

	Machinery — 2.3%
143	IDEX Corp.	11,714
147	Middleby Corp. (The) (a)	16,942
345	Rexnord Corp. (a)	6,768
73	Snap-on, Inc.	11,491
79	WABCO Holdings, Inc. (a)	7,225

		54,140

	Professional Services — 0.9%
160	Equifax, Inc.	20,483

	Road & Rail — 0.3%
134	Old Dominion Freight Line, Inc. (a)	8,100

	Trading Companies & Distributors — 1.8%
520	HD Supply Holdings, Inc. (a)	18,099
156	MSC Industrial Direct Co., Inc., Class A	10,990
94	Watsco, Inc.	13,246

		42,335

	Total Industrials	321,641

SHARES	SECURITY DESCRIPTION	VALUE($)

	Information Technology — 17.1%
	Communications Equipment — 2.1%
143	Arista Networks, Inc. (a)	9,206
295	CommScope Holding Co., Inc. (a)	9,152
249	Harris Corp.	20,751
85	Palo Alto Networks, Inc. (a)	10,395

		49,504

	Electronic Equipment, Instruments & Components — 3.3%
568	Amphenol Corp., Class A	32,577
284	Arrow Electronics, Inc. (a)	17,572
94	CDW Corp.	3,786
568	Corning, Inc.	11,627
191	FLIR Systems, Inc.	5,908
234	Keysight Technologies, Inc. (a)	6,809

		78,279

	Internet Software & Services — 1.2%
59	CoStar Group, Inc. (a)	12,879
363	GoDaddy, Inc., Class A (a)	11,307
262	Match Group, Inc. (a)	3,942

		28,128

	IT Services — 2.8%
162	Gartner, Inc. (a)	15,810
99	Global Payments, Inc.	7,074
170	Jack Henry & Associates, Inc.	14,820
321	Sabre Corp.	8,599
373	Vantiv, Inc., Class A (a)	21,112

		67,415

	Semiconductors & Semiconductor Equipment — 3.0%
197	Analog Devices, Inc.	11,177
62	Broadcom Ltd., (Singapore)	9,666
155	Cavium, Inc. (a)	5,998
218	KLA-Tencor Corp.	15,998
126	Lam Research Corp.	10,558
158	NXP Semiconductors N.V., (Netherlands) (a)	12,346
89	Xilinx, Inc.	4,101

		69,844

	Software — 4.7%
234	Atlassian Corp. plc, (Australia), Class A (a)	6,048
381	Electronic Arts, Inc. (a)	28,834
156	Guidewire Software, Inc. (a)	9,628
155	Mobileye N.V., (Israel) (a)	7,152
202	ServiceNow, Inc. (a)	13,406
189	Splunk, Inc. (a)	10,256

SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Software — continued
357	Synopsys, Inc. (a)	19,283
132	Tableau Software, Inc., Class A (a)	6,438
126	Workday, Inc., Class A (a)	9,401

		110,446

	Total Information Technology	403,616

	Materials — 4.2%
	Chemicals — 1.2%
116	PPG Industries, Inc.	12,071
59	Sherwin-Williams Co. (The)	17,418

		29,489

	Construction Materials — 1.3%
162	Eagle Materials, Inc.	12,475
149	Vulcan Materials Co.	17,886

		30,361

	Containers & Packaging — 1.7%
173	Ball Corp.	12,537
254	Silgan Holdings, Inc.	13,063
351	WestRock Co.	13,647

		39,247

	Total Materials	99,097

	Utilities — 5.5%
	Electric Utilities — 2.0%
220	Edison International	17,087
197	Westar Energy, Inc.	11,060
403	Xcel Energy, Inc.	18,027

		46,174

SHARES	SECURITY DESCRIPTION	VALUE($)

	Gas Utilities — 0.8%
207	National Fuel Gas Co.	11,759
322	Questar Corp.	8,182

		19,941

	Multi-Utilities — 2.7%
664	CenterPoint Energy, Inc.	15,925
360	CMS Energy Corp.	16,523
140	Sempra Energy	15,994
230	WEC Energy Group, Inc.	15,040

		63,482

	Total Utilities	129,597

	Total Common Stocks (Cost $1,772,200)	2,303,947

Short-Term Investment — 2.2%
	Investment Company — 2.2%
51,139	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.380% (b) (l) (Cost $51,139)	51,139

	Total Investments — 99.6% (Cost $1,823,339)	2,355,086
	Other Assets in Excess of Liabilities — 0.4%	9,263

	NET ASSETS — 100.0%	$2,364,349

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	21

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 97.3%
	Consumer Discretionary — 20.7%
	Automobiles — 0.5%
63	Tesla Motors, Inc. (a)	13,278

	Hotels, Restaurants & Leisure — 4.8%
1,037	Aramark	34,643
45	Chipotle Mexican Grill, Inc. (a)	18,114
2,326	Hilton Worldwide Holdings, Inc.	52,399
761	Norwegian Cruise Line Holdings Ltd. (a)	30,300

		135,456

	Household Durables — 3.1%
365	Mohawk Industries, Inc. (a)	69,238
713	Toll Brothers, Inc. (a)	19,187

		88,425

	Internet & Catalog Retail — 1.9%
216	Netflix, Inc. (a)	19,716
282	TripAdvisor, Inc. (a)	18,160
440	Wayfair, Inc., Class A (a)	17,158

		55,034

	Multiline Retail — 2.4%
728	Dollar General Corp.	68,445

	Specialty Retail — 6.5%
199	O’Reilly Automotive, Inc. (a)	54,048
803	Ross Stores, Inc.	45,538
692	Sally Beauty Holdings, Inc. (a)	20,340
299	Tractor Supply Co.	27,248
157	Ulta Salon Cosmetics & Fragrance, Inc. (a)	38,194

		185,368

	Textiles, Apparel & Luxury Goods — 1.5%
983	Gildan Activewear, Inc., (Canada)	28,841
248	V.F. Corp.	15,268

		44,109

	Total Consumer Discretionary	590,115

	Consumer Staples — 3.5%
	Beverages — 0.6%
103	Monster Beverage Corp. (a)	16,488

	Food & Staples Retailing — 1.9%
243	Casey’s General Stores, Inc.	31,957
1,003	Sprouts Farmers Market, Inc. (a)	22,972

		54,929

	Food Products — 1.0%
445	Tyson Foods, Inc., Class A	29,735

	Total Consumer Staples	101,152

SHARES	SECURITY DESCRIPTION	VALUE($)

	Energy — 2.2%
	Oil, Gas & Consumable Fuels — 2.2%
370	Concho Resources, Inc. (a)	44,097
430	Range Resources Corp.	18,529

	Total Energy	62,626

	Financials — 9.6%
	Banks — 2.0%
653	East West Bancorp, Inc.	22,318
283	Signature Bank (a)	35,334

		57,652

	Capital Markets — 3.9%
264	Affiliated Managers Group, Inc. (a)	37,151
726	Lazard Ltd., (Bermuda), Class A	21,610
557	Oaktree Capital Group LLC	24,936
947	TD Ameritrade Holding Corp.	26,967

		110,664

	Diversified Financial Services — 2.4%
404	Nasdaq, Inc.	26,120
388	S&P Global, Inc.	41,588

		67,708

	Real Estate Management & Development — 1.3%
1,386	CBRE Group, Inc., Class A (a)	36,710

	Total Financials	272,734

	Health Care — 14.3%
	Biotechnology — 3.0%
330	BioMarin Pharmaceutical, Inc. (a)	25,651
134	Intercept Pharmaceuticals, Inc. (a)	19,129
413	Kite Pharma, Inc. (a)	20,670
225	Vertex Pharmaceuticals, Inc. (a)	19,345

		84,795

	Health Care Equipment & Supplies — 1.9%
539	Dentsply Sirona, Inc.	33,439
227	Edwards Lifesciences Corp. (a)	22,619

		56,058

	Health Care Providers & Services — 5.4%
669	Acadia Healthcare Co., Inc. (a)	37,065
446	Centene Corp. (a)	31,831
1,385	Envision Healthcare Holdings, Inc. (a)	35,147
169	Humana, Inc.	30,361
617	Premier, Inc., Class A (a)	20,169

		154,573

SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Health Care Technology — 1.4%
780	Inovalon Holdings, Inc., Class A (a)	14,056
748	Veeva Systems, Inc., Class A (a)	25,524

		39,580

	Life Sciences Tools & Services — 1.7%
344	Illumina, Inc. (a)	48,273

	Pharmaceuticals — 0.9%
181	Jazz Pharmaceuticals plc, (Ireland) (a)	25,573

	Total Health Care	408,852

	Industrials — 18.2%
	Airlines — 1.0%
712	Southwest Airlines Co.	27,902

	Building Products — 3.6%
916	Fortune Brands Home & Security, Inc.	53,083
344	Lennox International, Inc.	49,087

		102,170

	Commercial Services & Supplies — 3.4%
301	Stericycle, Inc. (a)	31,309
922	Waste Connections, Inc., (Canada)	66,427

		97,736

	Electrical Equipment — 2.2%
247	Acuity Brands, Inc.	61,228

	Industrial Conglomerates — 1.2%
333	Carlisle Cos., Inc.	35,163

	Machinery — 2.1%
358	Middleby Corp. (The) (a)	41,254
192	WABCO Holdings, Inc. (a)	17,618

		58,872

	Professional Services — 1.3%
296	Equifax, Inc.	37,942

	Road & Rail — 0.7%
327	Old Dominion Freight Line, Inc. (a)	19,739

	Trading Companies & Distributors — 2.7%
1,282	HD Supply Holdings, Inc. (a)	44,642
229	Watsco, Inc.	32,245

		76,887

	Total Industrials	517,639

	Information Technology — 24.3%
	Communications Equipment — 3.4%
349	Arista Networks, Inc. (a)	22,438
605	Harris Corp.	50,503
207	Palo Alto Networks, Inc. (a)	25,327

		98,268

SHARES	SECURITY DESCRIPTION	VALUE($)

	Electronic Equipment, Instruments & Components — 3.2%
869	Amphenol Corp., Class A	49,839
1,383	Corning, Inc.	28,322
466	FLIR Systems, Inc.	14,410

		92,571

	Internet Software & Services — 2.1%
143	CoStar Group, Inc. (a)	31,351
883	GoDaddy, Inc., Class A (a)	27,541

		58,892

	IT Services — 4.5%
395	Gartner, Inc. (a)	38,504
242	Global Payments, Inc.	17,253
783	Sabre Corp.	20,963
908	Vantiv, Inc., Class A (a)	51,395

		128,115

	Semiconductors & Semiconductor Equipment — 3.3%
152	Broadcom Ltd., (Singapore)	23,564
379	Cavium, Inc. (a)	14,630
307	Lam Research Corp.	25,797
384	NXP Semiconductors N.V., (Netherlands) (a)	30,080

		94,071

	Software — 7.8%
570	Atlassian Corp. plc, (Australia), Class A (a)	14,750
926	Electronic Arts, Inc. (a)	70,170
380	Guidewire Software, Inc. (a)	23,464
378	Mobileye N.V., (Israel) (a)	17,437
492	ServiceNow, Inc. (a)	32,647
461	Splunk, Inc. (a)	24,979
315	Tableau Software, Inc., Class A (a)	15,404
307	Workday, Inc., Class A (a)	22,902

		221,753

	Total Information Technology	693,670

	Materials — 4.5%
	Chemicals — 1.9%
282	PPG Industries, Inc.	29,414
80	Sherwin-Williams Co. (The)	23,565

		52,979

	Construction Materials — 2.6%
394	Eagle Materials, Inc.	30,391
362	Vulcan Materials Co.	43,554

		73,945

	Total Materials	126,924

	Total Common Stocks (Cost $2,463,726)	2,773,712

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	23

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short-Term Investment — 2.4%
	Investment Company — 2.4%
69,664	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.320% (b) (l) (Cost $69,664)	69,664

	Total Investments — 99.7% (Cost $2,533,390)	2,843,376
	Other Assets in Excess of Liabilities — 0.3%	8,107

	NET ASSETS — 100.0%	$2,851,483

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.2%
	Consumer Discretionary — 17.1%
	Distributors — 1.1%
1,691	Genuine Parts Co.	171,201

	Hotels, Restaurants & Leisure — 1.6%
6,844	Hilton Worldwide Holdings, Inc.	154,191
1,512	Marriott International, Inc., Class A	100,491

		254,682

	Household Durables — 3.1%
1,435	Mohawk Industries, Inc. (a)	272,396
4,319	Newell Brands, Inc.	209,788

		482,184

	Internet & Catalog Retail — 1.2%
1,795	Expedia, Inc.	190,785

	Media — 2.6%
1,906	CBS Corp. (Non-Voting), Class B	103,751
2,819	DISH Network Corp., Class A (a)	147,718
4,485	TEGNA, Inc.	103,922
2,445	Time, Inc.	40,240

		395,631

	Multiline Retail — 1.7%
4,558	Kohl’s Corp.	172,845
2,377	Nordstrom, Inc.	90,426

		263,271

	Specialty Retail — 4.4%
212	AutoZone, Inc. (a)	168,510
2,887	Bed Bath & Beyond, Inc.	124,784
4,504	Best Buy Co., Inc.	137,836
6,216	Gap, Inc. (The)	131,895
2,015	Tiffany & Co.	122,172

		685,197

	Textiles, Apparel & Luxury Goods — 1.4%
1,559	PVH Corp.	146,858
1,093	V.F. Corp.	67,219

		214,077

	Total Consumer Discretionary	2,657,028

	Consumer Staples — 5.4%
	Beverages — 2.1%
865	Constellation Brands, Inc., Class A	143,026
1,843	Dr. Pepper Snapple Group, Inc.	178,114

		321,140

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.6%
5,665	Kroger Co. (The)	208,430
5,327	Rite Aid Corp. (a)	39,897

		248,327

	Food Products — 0.4%
617	TreeHouse Foods, Inc. (a)	63,294

	Household Products — 0.5%
1,543	Energizer Holdings, Inc.	79,429

	Personal Products — 0.8%
1,584	Edgewell Personal Care Co. (a)	133,711

	Total Consumer Staples	845,901

	Energy — 6.5%
	Oil, Gas & Consumable Fuels — 6.5%
9,519	Columbia Pipeline Group, Inc.	242,637
6,458	Energen Corp.	311,346
4,125	EQT Corp.	319,361
3,261	PBF Energy, Inc., Class A	77,556
4,305	Southwestern Energy Co. (a)	54,151

	Total Energy	1,005,051

	Financials — 29.5%
	Banks — 6.3%
5,305	Citizens Financial Group, Inc.	106,003
10,497	Fifth Third Bancorp	184,649
1,752	First Republic Bank	122,632
6,943	Huntington Bancshares, Inc.	62,074
2,143	M&T Bank Corp.	253,419
5,028	SunTrust Banks, Inc.	206,565
1,681	Zions Bancorporation	42,245

		977,587

	Capital Markets — 4.0%
921	Ameriprise Financial, Inc.	82,742
4,169	Invesco Ltd.	106,484
1,751	Legg Mason, Inc.	51,633
1,894	Northern Trust Corp.	125,481
1,776	Raymond James Financial, Inc.	87,574
2,309	T. Rowe Price Group, Inc.	168,521

		622,435

	Consumer Finance — 0.5%
4,995	Ally Financial, Inc. (a)	85,268

	Insurance — 8.1%
162	Alleghany Corp. (a)	88,825
612	Chubb Ltd., (Switzerland)	79,983
4,154	Hartford Financial Services Group, Inc. (The)	184,334

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	25

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
6,317	Loews Corp.	259,576
3,243	Marsh & McLennan Cos., Inc.	222,006
2,066	Progressive Corp. (The)	69,210
4,228	Unum Group	134,418
965	W.R. Berkley Corp.	57,796
4,697	XL Group plc, (Ireland)	156,459

		1,252,607

	Real Estate Investment Trusts (REITs) — 10.6%
2,040	American Campus Communities, Inc.	107,878
4,142	American Homes 4 Rent, Class A	84,825
865	AvalonBay Communities, Inc.	155,955
1,130	Boston Properties, Inc.	149,101
5,021	Brixmor Property Group, Inc.	132,848
347	Essex Property Trust, Inc.	79,111
2,734	General Growth Properties, Inc.	81,536
1,721	HCP, Inc.	60,898
5,418	Kimco Realty Corp.	170,020
4,009	Outfront Media, Inc.	96,902
3,778	Rayonier, Inc.	99,128
1,338	Regency Centers Corp.	112,027
2,293	Starwood Property Trust, Inc.	47,513
1,683	Vornado Realty Trust	168,478
3,629	Weyerhaeuser Co.	108,042

		1,654,262

	Total Financials	4,592,159

	Health Care — 4.2%
	Health Care Providers & Services — 4.2%
2,020	AmerisourceBergen Corp.	160,258
833	Cigna Corp.	106,582
727	Henry Schein, Inc. (a)	128,580
842	Humana, Inc.	151,487
849	Universal Health Services, Inc., Class B	113,893

	Total Health Care	660,800

	Industrials — 9.0%
	Building Products — 1.0%
2,611	Fortune Brands Home & Security, Inc.	151,347

	Electrical Equipment — 2.9%
3,279	AMETEK, Inc.	151,580
1,636	Hubbell, Inc.	172,514
2,456	Regal Beloit Corp.	135,209

		459,303

	Industrial Conglomerates — 1.3%
1,919	Carlisle Cos., Inc.	202,809

SHARES	SECURITY DESCRIPTION	VALUE($)

	Machinery — 2.5%
1,848	IDEX Corp.	151,697
4,451	Rexnord Corp. (a)	87,368
928	Snap-on, Inc.	146,528

		385,593

	Professional Services — 0.4%
493	Equifax, Inc.	63,358

	Trading Companies & Distributors — 0.9%
2,004	MSC Industrial Direct Co., Inc., Class A	141,401

	Total Industrials	1,403,811

	Information Technology — 9.8%
	Communications Equipment — 0.8%
3,800	CommScope Holding Co., Inc. (a)	117,906

	Electronic Equipment, Instruments & Components — 3.3%
2,710	Amphenol Corp., Class A	155,336
3,697	Arrow Electronics, Inc. (a)	228,863
1,232	CDW Corp.	49,359
3,052	Keysight Technologies, Inc. (a)	88,769

		522,327

	Internet Software & Services — 0.3%
3,371	Match Group, Inc. (a)	50,817

	IT Services — 1.2%
2,183	Jack Henry & Associates, Inc.	190,481

	Semiconductors & Semiconductor Equipment — 2.6%
2,489	Analog Devices, Inc.	140,955
2,824	KLA-Tencor Corp.	206,840
1,155	Xilinx, Inc.	53,297

		401,092

	Software — 1.6%
4,596	Synopsys, Inc. (a)	248,578

	Total Information Technology	1,531,201

	Materials — 3.9%
	Chemicals — 0.7%
344	Sherwin-Williams Co. (The)	101,148

	Containers & Packaging — 3.2%
2,186	Ball Corp.	158,035
3,252	Silgan Holdings, Inc.	167,332
4,505	WestRock Co.	175,113

		500,480

	Total Materials	601,628

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 10.8%
	Electric Utilities — 3.8%
2,837	Edison International	220,323
2,542	Westar Energy, Inc.	142,554
5,190	Xcel Energy, Inc.	232,429

		595,306

	Gas Utilities — 1.7%
2,711	National Fuel Gas Co.	154,217
4,252	Questar Corp.	107,879

		262,096

	Multi-Utilities — 5.3%
8,682	CenterPoint Energy, Inc.	208,360
4,647	CMS Energy Corp.	213,125
1,811	Sempra Energy	206,472
2,969	WEC Energy Group, Inc.	193,844

		821,801

	Total Utilities	1,679,203

	Total Common Stocks (Cost $10,425,415)	14,976,782

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.4%
	Investment Company — 3.4%
522,537	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.380% (b) (l) (Cost $522,537)	522,537

	Total Investments — 99.6% (Cost $10,947,952)	15,499,319
	Other Assets in Excess of Liabilities — 0.4%	64,823

	NET ASSETS — 100.0%	$15,564,142

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	27

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — 105.8%
Common Stocks — 93.6%
	Consumer Discretionary — 13.6%
	Automobiles — 1.0%
104	Ford Motor Co.	1,310
20	General Motors Co.	579

		1,889

	Hotels, Restaurants & Leisure — 2.4%
17	Carnival Corp.	734
12	Darden Restaurants, Inc.	741
45	Restaurant Brands International, Inc., (Canada)	1,863
10	Six Flags Entertainment Corp.	562
63	Wendy’s Co. (The)	607

		4,507

	Household Durables — 1.1%
32	D.R. Horton, Inc.	1,002
1	NVR, Inc. (a) (j)	1,113

		2,115

	Internet & Catalog Retail — 0.2%
119	Groupon, Inc. (a)	387

	Leisure Products — 0.5%
14	Brunswick Corp.	622
12	Mattel, Inc.	363

		985

	Media — 1.0%
13	Sinclair Broadcast Group, Inc., Class A	384
320	Sirius XM Holdings, Inc. (a)	1,263
9	Time, Inc.	154

		1,801

	Multiline Retail — 0.9%
9	Kohl’s Corp.	353
13	Macy’s, Inc.	447
12	Target Corp. (j)	867

		1,667

	Specialty Retail — 4.5%
12	Bed Bath & Beyond, Inc.	523
59	Best Buy Co., Inc. (j)	1,803
11	GameStop Corp., Class A	299
33	GNC Holdings, Inc., Class A	804
3	Home Depot, Inc. (The)	412
22	Lowe’s Cos., Inc. (j)	1,712
153	Staples, Inc. (j)	1,319
56	Urban Outfitters, Inc. (a)	1,538

		8,410

SHARES		SECURITY DESCRIPTION	VALUE($)

		Textiles, Apparel & Luxury Goods — 2.0%
36		Michael Kors Holdings Ltd., (United Kingdom) (a)	1,778
21		PVH Corp.	2,002

			3,780

		Total Consumer Discretionary	25,541

		Consumer Staples — 7.2%
		Beverages — 0.8%
15		Molson Coors Brewing Co., Class B (j)	1,498

		Food & Staples Retailing — 0.7%
18		Wal-Mart Stores, Inc.	1,329

		Food Products — 3.9%
16		Ingredion, Inc. (j)	2,035
76		Pilgrim’s Pride Corp. (j)	1,939
6		Post Holdings, Inc. (a)	471
–	(h)	Seaboard Corp. (a)	1,292
25		Tyson Foods, Inc., Class A	1,648

			7,385

		Household Products — 0.8%
29		Energizer Holdings, Inc.	1,471

		Personal Products — 1.0%
16		Herbalife Ltd. (a)	926
20		Nu Skin Enterprises, Inc., Class A	917

			1,843

		Total Consumer Staples	13,526

		Energy — 4.4%
		Energy Equipment & Services — 1.9%
90		Ensco plc, (United Kingdom), Class A	875
32		FMC Technologies, Inc. (a)	857
61		Seadrill Ltd., (United Kingdom) (a)	199
88		Superior Energy Services, Inc.	1,618

			3,549

		Oil, Gas & Consumable Fuels — 2.5%
74		Denbury Resources, Inc. (a)	264
28		Devon Energy Corp.	1,002
24		Marathon Oil Corp.	358
7		Tesoro Corp.	505
23		Valero Energy Corp.	1,174
20		World Fuel Services Corp. (j)	971
45		WPX Energy, Inc. (a)	419

			4,693

		Total Energy	8,242

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued
Common Stocks — continued
	Financials — 2.8%
	Banks — 0.4%
27	Synovus Financial Corp.	775

	Capital Markets — 0.2%
27	NorthStar Asset Management Group, Inc.	273

	Diversified Financial Services — 1.1%
27	MSCI, Inc.	2,102

	Real Estate Investment Trusts (REITs) — 0.8%
50	Equity Commonwealth (a)	1,467

	Thrifts & Mortgage Finance — 0.3%
107	MGIC Investment Corp. (a)	637

	Total Financials	5,254

	Health Care — 12.6%
	Biotechnology — 3.1%
12	Amgen, Inc. (j)	1,899
2	Biogen, Inc. (a)	520
21	Gilead Sciences, Inc. (j)	1,741
11	United Therapeutics Corp. (a)	1,160
5	Vertex Pharmaceuticals, Inc. (a)	416

		5,736

	Health Care Equipment & Supplies — 2.2%
9	C.R. Bard, Inc.	2,205
57	Hologic, Inc. (a) (j)	1,986

		4,191

	Health Care Providers & Services — 5.2%
9	AmerisourceBergen Corp.	676
7	Amsurg Corp. (a)	547
7	Anthem, Inc. (j)	936
9	Centene Corp. (a)	622
13	Cigna Corp.	1,715
24	Community Health Systems, Inc. (a)	292
30	Express Scripts Holding Co. (a)	2,235
10	Humana, Inc.	1,812
3	McKesson Corp.	509
9	Molina Healthcare, Inc. (a)	458

		9,802

	Pharmaceuticals — 2.1%
14	Jazz Pharmaceuticals plc, (Ireland) (a)	1,925
13	Mallinckrodt plc (a)	760
8	Mylan N.V. (a)	335
27	Pfizer, Inc. (j)	966
		3,986

	Total Health Care	23,715

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrials — 17.2%
	Aerospace & Defense — 2.4%
55	BWX Technologies, Inc. (j)	1,950
3	Curtiss-Wright Corp.	287
11	Huntington Ingalls Industries, Inc. (j)	1,890
10	Spirit AeroSystems Holdings, Inc., Class A (a)	448

		4,575

	Air Freight & Logistics — 0.5%
14	C.H. Robinson Worldwide, Inc.	1,013

	Airlines — 1.3%
8	Alaska Air Group, Inc.	458
46	Delta Air Lines, Inc. (j)	1,685
10	United Continental Holdings, Inc. (a)	390

		2,533

	Commercial Services & Supplies — 1.6%
75	Pitney Bowes, Inc.	1,334
95	R.R. Donnelley & Sons Co.	1,601

		2,935

	Construction & Engineering — 3.8%
62	AECOM (a) (j)	1,984
14	Chicago Bridge & Iron Co. N.V., (Netherlands)	498
18	EMCOR Group, Inc.	870
37	Jacobs Engineering Group, Inc. (a)	1,843
14	Valmont Industries, Inc.	1,921

		7,116

	Electrical Equipment — 1.0%
33	Regal Beloit Corp.	1,799

	Machinery — 3.9%
18	AGCO Corp.	862
68	Allison Transmission Holdings, Inc. (j)	1,927
9	Illinois Tool Works, Inc. (j)	904
43	Joy Global, Inc.	906
30	Kennametal, Inc.	668
17	Parker-Hannifin Corp.	1,826
12	Terex Corp.	238

		7,331

	Professional Services — 0.7%
6	Dun & Bradstreet Corp. (The)	728
9	ManpowerGroup, Inc.	592

		1,320

	Road & Rail — 0.7%
18	Landstar System, Inc.	1,256

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	29

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued
Common Stocks — continued
	Trading Companies & Distributors — 1.3%
9	MSC Industrial Direct Co., Inc., Class A	649
34	WESCO International, Inc. (a)	1,768

		2,417

	Total Industrials	32,295

	Information Technology — 25.4%
	Communications Equipment — 1.3%
80	Brocade Communications Systems, Inc.	737
32	Cisco Systems, Inc. (j)	909
37	Juniper Networks, Inc.	843

		2,489

	Electronic Equipment, Instruments & Components — 1.0%
19	SYNNEX Corp. (j)	1,823

	Internet Software & Services — 3.5%
80	eBay, Inc. (a)	1,862
32	GoDaddy, Inc., Class A (a)	985
13	IAC/InterActive Corp.	709
16	j2 Global, Inc. (j)	996
23	VeriSign, Inc. (a) (j)	2,002

		6,554

	IT Services — 6.6%
25	Amdocs Ltd. (j)	1,446
42	Computer Sciences Corp.	2,062
39	CoreLogic, Inc. (a) (j)	1,496
13	International Business Machines Corp.	1,950
69	Teradata Corp. (a)	1,737
9	Total System Services, Inc.	485
24	Vantiv, Inc., Class A (a)	1,385
99	Western Union Co. (The)	1,890

		12,451

	Semiconductors & Semiconductor Equipment — 2.6%
17	Lam Research Corp.	1,463
42	Marvell Technology Group Ltd., (Bermuda)	401
9	NVIDIA Corp. (j)	444
16	QUALCOMM, Inc.	840
91	Teradyne, Inc.	1,798

		4,946

	Software — 7.9%
17	Activision Blizzard, Inc.	675
60	CA, Inc.	1,980
77	Cadence Design Systems, Inc. (a)	1,879
23	Citrix Systems, Inc. (a) (j)	1,854
38	Microsoft Corp.	1,932

SHARES	SECURITY DESCRIPTION	VALUE($)

	Software — continued
113	Nuance Communications, Inc. (a) (j)	1,773
17	Oracle Corp.	711
100	Rovi Corp. (a)	1,560
20	Synopsys, Inc. (a)	1,075
34	Take-Two Interactive Software, Inc.(a)	1,306

		14,745

	Technology Hardware, Storage & Peripherals — 2.5%
16	3D Systems Corp. (a)	221
11	Apple, Inc. (j)	1,016
101	HP, Inc.	1,265
64	NCR Corp. (a)	1,779
19	NetApp, Inc.	457

		4,738

	Total Information Technology	47,746

	Materials — 6.5%
	Chemicals — 2.1%
42	Cabot Corp. (j)	1,929
26	LyondellBasell Industries N.V., Class A	1,939

		3,868

	Containers & Packaging — 1.3%
6	Berry Plastics Group, Inc. (a)	247
15	Crown Holdings, Inc. (a)	765
8	International Paper Co.	321
26	Sealed Air Corp. (j)	1,201

		2,534

	Metals & Mining — 2.4%
26	Reliance Steel & Aluminum Co.	1,978
80	Steel Dynamics, Inc.	1,963
31	United States Steel Corp.	524

		4,465

	Paper & Forest Products — 0.7%
39	Domtar Corp.	1,376

	Total Materials	12,243

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.5%
66	CenturyLink, Inc.	1,926
18	Verizon Communications, Inc.	979

	Total Telecommunication Services	2,905

	Utilities — 2.4%
	Electric Utilities — 1.1%
25	Entergy Corp. (j)	2,018

SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Long Positions — continued
Common Stocks — continued
	Gas Utilities — 1.0%
44	UGI Corp. (j)	2,011

	Multi-Utilities — 0.3%
23	MDU Resources Group, Inc.	552

	Total Utilities	4,581

	Total Common Stocks (Cost $162,114)	176,048

Short-Term Investment — 12.2%
	Investment Company — 12.2%
23,007	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.320% (b) (l) (Cost $23,007)	23,007

	Total Investments —105.8% (Cost $185,121)	199,055
	Liabilities in Excess of Other Assets — (5.8)%	(10,952)

	NET ASSETS — 100.0%	$188,103

Short Positions — 93.0%
Common Stocks — 93.0%
	Consumer Discretionary — 13.0%
	Auto Components — 0.5%
28	BorgWarner, Inc.	839

	Automobiles — 0.7%
7	Tesla Motors, Inc. (a)	1,380

	Hotels, Restaurants & Leisure — 2.7%
15	Aramark	505
4	Chipotle Mexican Grill, Inc. (a)	1,661
24	Norwegian Cruise Line Holdings Ltd. (a)	955
23	Wynn Resorts Ltd.	2,042

		5,163

	Household Durables — 1.3%
7	Mohawk Industries, Inc. (a)	1,248
26	Newell Brands, Inc.	1,240

		2,488

	Internet & Catalog Retail — 0.6%
7	Netflix, Inc. (a)	677
7	TripAdvisor, Inc. (a)	440

		1,117

	Media — 0.8%
8	AMC Entertainment Holdings, Inc., Class A	218
6	Charter Communications, Inc., Class A (a)	1,323

		1,541

	Multiline Retail — 1.9%
17	Dollar Tree, Inc. (a)	1,647
50	Nordstrom, Inc.	1,902

		3,549

SHARES	SECURITY DESCRIPTION	VALUE($)

	Specialty Retail — 2.6%
26	CarMax, Inc. (a)	1,286
31	DSW, Inc., Class A	654
4	Signet Jewelers Ltd.	319
8	TJX Cos., Inc. (The)	585
13	Tractor Supply Co.	1,194
3	Ulta Salon Cosmetics & Fragrance, Inc. (a)	773

		4,811

	Textiles, Apparel & Luxury Goods — 1.9%
12	Columbia Sportswear Co.	667
6	lululemon athletica, Inc., (Canada) (a)	451
47	Under Armour, Inc., Class A (a)	1,885
10	V.F. Corp.	632

		3,635

	Total Consumer Discretionary	24,523

	Consumer Staples — 6.9%
	Beverages — 3.3%
4	Boston Beer Co., Inc. (The), Class A (a)	680
11	Brown-Forman Corp., Class B	1,059
12	Constellation Brands, Inc., Class A	2,063
15	Monster Beverage Corp. (a)	2,366

		6,168

	Food & Staples Retailing — 0.8%
9	Costco Wholesale Corp.	1,461

	Food Products — 1.1%
44	WhiteWave Foods Co. (The) (a)	2,068

	Household Products — 0.7%
16	Procter & Gamble Co. (The)	1,337

	Personal Products — 1.0%
21	Estee Lauder Cos., Inc. (The), Class A	1,941

	Total Consumer Staples	12,975

	Energy — 3.9%
	Energy Equipment & Services — 0.7%
16	Helmerich & Payne, Inc.	1,052
29	Noble Corp. plc, (United Kingdom)	236

		1,288

	Oil, Gas & Consumable Fuels — 3.2%
19	Chevron Corp.	2,000
9	Concho Resources, Inc. (a)	1,103
23	CONSOL Energy, Inc.	366
66	Golar LNG Ltd., (Bermuda)	1,017
132	Kosmos Energy Ltd. (a)	722

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	31

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — continued
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
22	Noble Energy, Inc.	774

		5,982

	Total Energy	7,270

	Financials — 3.4%
	Banks — 0.9%
115	People’s United Financial, Inc.	1,684

	Capital Markets — 0.7%
14	Artisan Partners Asset Management, Inc., Class A	396
26	Franklin Resources, Inc.	854

		1,250

	Consumer Finance — 0.3%
21	Navient Corp.	250
15	OneMain Holdings, Inc. (a)	335

		585

	Insurance — 0.5%
1	Markel Corp. (a)	977

	Real Estate Investment Trusts (REITs) — 1.0%
28	Kilroy Realty Corp.	1,854

	Total Financials	6,350

	Health Care — 11.2%
	Biotechnology — 1.6%
4	Alexion Pharmaceuticals, Inc. (a)	482
5	Alnylam Pharmaceuticals, Inc. (a)	279
5	BioMarin Pharmaceutical, Inc. (a)	405
8	Bluebird Bio, Inc. (a)	360
37	OPKO Health, Inc. (a)	341
9	Puma Biotechnology, Inc. (a)	269
1	Regeneron Pharmaceuticals, Inc. (a)	480
12	Seattle Genetics, Inc. (a)	496

		3,112

	Health Care Equipment & Supplies — 1.3%
2	Dentsply Sirona, Inc.	115
30	DexCom, Inc. (a)	2,354

		2,469

	Health Care Providers & Services — 5.0%
35	Acadia Healthcare Co., Inc. (a)	1,933
53	Envision Healthcare Holdings, Inc. (a)	1,355
6	Henry Schein, Inc. (a)	1,109
46	Patterson Cos., Inc.	2,204
32	Team Health Holdings, Inc. (a)	1,319
11	Universal Health Services, Inc., Class B	1,432

		9,352

SHARES	SECURITY DESCRIPTION	VALUE($)

	Health Care Technology — 0.4%
39	Inovalon Holdings, Inc., Class A (a)	710

	Life Sciences Tools & Services — 0.5%
7	Illumina, Inc. (a)	937

	Pharmaceuticals — 2.4%
60	Catalent, Inc. (a)	1,388
15	Eli Lilly & Co.	1,158
42	Zoetis, Inc.	1,988

		4,534

	Total Health Care	21,114

	Industrials — 18.0%
	Aerospace & Defense — 2.3%
44	Hexcel Corp.	1,834
12	Orbital ATK, Inc.	1,035
4	TransDigm Group, Inc. (a)	963
16	Triumph Group, Inc.	565

		4,397

	Airlines — 0.7%
28	Spirit Airlines, Inc. (a)	1,258

	Building Products — 1.4%
18	Armstrong World Industries, Inc. (a)	692
32	Fortune Brands Home & Security, Inc.	1,881

		2,573

	Commercial Services & Supplies — 2.4%
112	Covanta Holding Corp.	1,838
29	Rollins, Inc.	861
14	Stericycle, Inc. (a)	1,424
6	Waste Connections, Inc., (Canada)	426

		4,549

	Electrical Equipment — 1.0%
8	Acuity Brands, Inc.	1,897

	Machinery — 4.6%
59	Donaldson Co., Inc.	2,022
20	Graco, Inc.	1,564
26	ITT, Inc.	838
16	Middleby Corp. (The) (a)	1,852
19	Oshkosh Corp.	890
5	Snap-on, Inc.	856
10	Wabtec Corp.	671

		8,693

	Professional Services — 0.9%
20	Verisk Analytics, Inc. (a)	1,626

SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — continued
Common Stocks — continued
	Road & Rail — 2.9%
17	Genesee & Wyoming, Inc., Class A (a)	1,016
16	Kansas City Southern	1,473
28	Old Dominion Freight Line, Inc. (a)	1,699
21	Ryder System, Inc.	1,285

		5,473

	Trading Companies & Distributors — 1.8%
44	Fastenal Co.	1,931
7	W.W. Grainger, Inc.	1,557

		3,488

	Total Industrials	33,954

	Information Technology — 25.6%
	Communications Equipment — 1.6%
30	CommScope Holding Co., Inc. (a)	928
28	ViaSat, Inc. (a)	2,025

		2,953

	Electronic Equipment, Instruments & Components — 3.5%
30	Amphenol Corp., Class A	1,700
41	CDW Corp.	1,646
3	Dolby Laboratories, Inc., Class A	166
31	Jabil Circuit, Inc.	564
21	Keysight Technologies, Inc. (a)	620
70	National Instruments Corp.	1,916

		6,612

	Internet Software & Services — 5.5%
15	Akamai Technologies, Inc. (a)	856
9	CoStar Group, Inc. (a)	1,886
6	LinkedIn Corp., Class A (a)	1,088
159	Pandora Media, Inc. (a)	1,978
21	Rackspace Hosting, Inc. (a)	435
116	Twitter, Inc. (a)	1,967
53	Yelp, Inc. (a)	1,611
13	Zillow Group, Inc., Class C (a)	483

		10,304

	IT Services — 7.3%
46	Booz Allen Hamilton Holding Corp.	1,365
23	Broadridge Financial Solutions, Inc.	1,506
17	DST Systems, Inc.	1,976
27	EPAM Systems, Inc. (a)	1,762
26	Fidelity National Information Services, Inc.	1,930
20	Gartner, Inc. (a)	1,917
37	MAXIMUS, Inc.	2,034
22	Paychex, Inc.	1,337

		13,827

SHARES	SECURITY DESCRIPTION	VALUE($)

	Semiconductors & Semiconductor Equipment — 2.0%
35	Cavium, Inc. (a)	1,340
183	Cypress Semiconductor Corp.	1,929
13	Microsemi Corp. (a)	420

		3,689

	Software — 5.7%
49	FireEye, Inc. (a)	809
24	NetSuite, Inc. (a)	1,770
34	Splunk, Inc. (a)	1,820
63	SS&C Technologies Holdings, Inc.	1,780
9	Tableau Software, Inc., Class A (a)	462
12	Tyler Technologies, Inc. (a)	1,955
9	Ultimate Software Group, Inc. (The) (a)	1,903
127	Zynga, Inc., Class A (a)	316

		10,815

	Total Information Technology	48,200

	Materials — 6.7%
	Chemicals — 3.3%
12	Air Products & Chemicals, Inc.	1,717
48	CF Industries Holdings, Inc.	1,152
42	FMC Corp.	1,925
13	Praxair, Inc.	1,410

		6,204

	Containers & Packaging — 0.3%
8	Ball Corp.	594

	Metals & Mining — 3.1%
38	Alcoa, Inc.	348
24	Compass Minerals International, Inc.	1,755
48	Freeport-McMoRan, Inc.	535
62	Southern Copper Corp., (Peru)	1,664
107	Tahoe Resources, Inc.	1,594

		5,896

	Total Materials	12,694

	Telecommunication Services — 1.3%
	Wireless Telecommunication Services — 1.3%
367	Sprint Corp. (a)	1,664
23	Telephone & Data Systems, Inc.	695

	Total Telecommunication Services	2,359

	Utilities — 3.0%
	Gas Utilities — 0.4%
8	Atmos Energy Corp.	663

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	33

JPMorgan Multi-Cap Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)

Short Positions — continued
Common Stocks — continued
	Multi-Utilities — 2.0%
27	Dominion Resources, Inc.	2,073
15	Sempra Energy	1,659

		3,732

	Water Utilities — 0.6%
14	American Water Works Co., Inc.	1,210

	Total Utilities	5,605

	Total Securities Sold Short (Proceeds $176,502)	$175,044

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JUNE 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(6)	E-mini S&P 500	09/16/16	USD	$(627)	$(8)
(8)	S&P Mid Cap 400	09/16/16	USD	(1,194)	(22)

					$(30)

SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	Consumer Discretionary — 15.6%
	Distributors — 1.3%
1,240	Genuine Parts Co.	125,520

	Hotels, Restaurants & Leisure — 2.1%
1,121	Brinker International, Inc.	51,044
1,602	ClubCorp Holdings, Inc.	20,832
3,252	Hilton Worldwide Holdings, Inc.	73,256
4,100	La Quinta Holdings, Inc. (a)	46,742
1,080	Red Rock Resorts, Inc., Class A (a)	23,745

		215,619

	Household Durables — 0.4%
873	Newell Brands, Inc.	42,411

	Internet & Catalog Retail — 0.8%
705	Expedia, Inc.	74,888

	Media — 4.8%
1,199	CBS Corp. (Non-Voting), Class B	65,295
364	Charter Communications, Inc., Class A (a)	83,314
3,970	Clear Channel Outdoor Holdings, Inc., Class A	24,693
2,452	DISH Network Corp., Class A (a)	128,459
2,739	Entercom Communications Corp., Class A	37,175
3,084	Media General, Inc. (a)	53,017
499	Nexstar Broadcasting Group, Inc., Class A	23,733
903	TEGNA, Inc.	20,917
687	Time Warner, Inc.	50,544

		487,147

	Multiline Retail — 1.1%
2,949	Kohl’s Corp.	111,837

	Specialty Retail — 4.2%
100	AutoZone, Inc. (a)	79,082
1,637	Bed Bath & Beyond, Inc.	70,730
2,440	Best Buy Co., Inc.	74,649
2,538	Gap, Inc. (The)	53,865
498	Home Depot, Inc. (The)	63,527
1,388	Tiffany & Co.	84,150

		426,003

	Textiles, Apparel & Luxury Goods — 0.9%
863	Columbia Sportswear Co.	49,640
1,713	Hanesbrands, Inc.	43,050

		92,690

	Total Consumer Discretionary	1,576,115

	Consumer Staples — 5.6%
	Beverages — 0.6%
662	Dr. Pepper Snapple Group, Inc.	63,986

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food & Staples Retailing — 1.5%
826	CVS Health Corp.	79,072
1,832	Kroger Co. (The)	67,403

		146,475

	Food Products — 1.7%
1,870	Amplify Snack Brands, Inc. (a)	27,579
849	Post Holdings, Inc. (a)	70,188
740	TreeHouse Foods, Inc. (a)	75,990

		173,757

	Household Products — 1.8%
979	Energizer Holdings, Inc.	50,411
1,563	Procter & Gamble Co. (The)	132,373

		182,784

	Total Consumer Staples	567,002

	Energy — 7.5%
	Oil, Gas & Consumable Fuels — 7.5%
1,291	ConocoPhillips	56,292
822	EQT Corp.	63,640
3,208	Exxon Mobil Corp.	300,690
2,270	HollyFrontier Corp.	53,963
4,898	Kinder Morgan, Inc.	91,698
1,843	Marathon Petroleum Corp.	69,968
1,881	PBF Energy, Inc., Class A	44,734
955	Phillips 66	75,793

	Total Energy	756,778

	Financials — 33.9%
	Banks — 13.5%
12,739	Bank of America Corp.	169,052
814	CIT Group, Inc.	25,978
2,262	Citigroup, Inc.	95,896
4,118	Citizens Financial Group, Inc.	82,268
2,782	Fifth Third Bancorp	48,932
714	First Republic Bank	49,985
1,338	M&T Bank Corp.	158,221
779	National Bank Holdings Corp., Class A	15,864
1,497	PNC Financial Services Group, Inc. (The)	121,857
2,716	SunTrust Banks, Inc.	111,573
2,575	U.S. Bancorp	103,834
7,913	Wells Fargo & Co.	374,499

		1,357,959

	Capital Markets — 2.9%
2,204	Charles Schwab Corp. (The)	55,778
2,653	Morgan Stanley	68,928
743	Northern Trust Corp.	49,239

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	35

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
1,604	T. Rowe Price Group, Inc.	117,068

		291,013

	Consumer Finance — 2.6%
4,118	Ally Financial, Inc. (a)	70,291
3,051	Capital One Financial Corp.	193,737

		264,028

	Insurance — 10.2%
65	Alleghany Corp. (a)	35,802
1,646	Allied World Assurance Co. Holdings AG, (Switzerland)	57,826
2,864	American International Group, Inc.	151,472
687	Chubb Ltd., (Switzerland)	89,799
3,124	CNO Financial Group, Inc.	54,547
2,722	Hartford Financial Services Group, Inc. (The)	120,802
5,122	Loews Corp.	210,443
563	Marsh & McLennan Cos., Inc.	38,536
902	Prudential Financial, Inc.	64,349
1,052	Travelers Cos., Inc. (The)	125,242
2,421	Unum Group	76,957

		1,025,775

	Real Estate Investment Trusts (REITs) — 4.7%
4,110	American Homes 4 Rent, Class A	84,167
2,629	Brixmor Property Group, Inc.	69,566
702	EastGroup Properties, Inc.	48,354
876	HCP, Inc.	31,007
1,819	Kimco Realty Corp.	57,077
2,238	Outfront Media, Inc.	54,081
3,368	Rayonier, Inc.	88,367
1,556	Weyerhaeuser Co.	46,316

		478,935

	Total Financials	3,417,710

	Health Care — 9.6%
	Health Care Providers & Services — 3.4%
950	Aetna, Inc.	116,003
867	HCA Holdings, Inc. (a)	66,760
1,117	UnitedHealth Group, Inc.	157,777

		340,540

	Pharmaceuticals — 6.2%
1,518	Johnson & Johnson	184,097
2,750	Merck & Co., Inc.	158,410
8,184	Pfizer, Inc.	288,166

		630,673

	Total Health Care	971,213

SHARES	SECURITY DESCRIPTION	VALUE($)

	Industrials — 7.2%
	Aerospace & Defense — 2.1%
768	Honeywell International, Inc.	89,287
1,204	United Technologies Corp.	123,440

		212,727

	Airlines — 1.5%
4,044	Delta Air Lines, Inc.	147,330

	Industrial Conglomerates — 1.1%
997	Carlisle Cos., Inc.	105,334

	Machinery — 1.8%
1,467	Dover Corp.	101,699
805	Illinois Tool Works, Inc.	83,818

		185,517

	Trading Companies & Distributors — 0.7%
303	W.W. Grainger, Inc.	68,743

	Total Industrials	719,651

	Information Technology — 7.5%
	Communications Equipment — 1.1%
3,929	Cisco Systems, Inc.	112,729

	Electronic Equipment, Instruments & Components — 0.7%
1,061	Arrow Electronics, Inc. (a)	65,646

	IT Services — 0.5%
1,377	PayPal Holdings, Inc. (a)	50,282

	Semiconductors & Semiconductor Equipment — 3.3%
560	Analog Devices, Inc.	31,724
783	KLA-Tencor Corp.	57,354
1,937	QUALCOMM, Inc.	103,768
2,262	Texas Instruments, Inc.	141,702

		334,548

	Software — 1.3%
2,535	Microsoft Corp.	129,695

	Technology Hardware, Storage & Peripherals — 0.6%
2,477	Hewlett Packard Enterprise Co.	45,256
1,545	HP, Inc.	19,386

		64,642

	Total Information Technology	757,542

	Materials — 3.3%
	Construction Materials — 0.9%
446	Martin Marietta Materials, Inc.	85,701

	Containers & Packaging — 1.9%
1,376	Ball Corp.	99,457
2,468	WestRock Co.	95,943

		195,400

SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — continued
	Paper & Forest Products — 0.5%
4,113	KapStone Paper & Packaging Corp.	53,506

	Total Materials	334,607

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.0%
1,839	Verizon Communications, Inc.	102,663

	Wireless Telecommunication Services — 1.1%
2,477	T-Mobile US, Inc. (a)	107,184

	Total Telecommunication Services	209,847

	Utilities — 7.4%
	Electric Utilities — 6.5%
1,741	American Electric Power Co., Inc.	122,013
1,185	Duke Energy Corp.	101,652
1,120	Edison International	87,025
1,579	Eversource Energy	94,594
969	NextEra Energy, Inc.	126,305
2,749	Xcel Energy, Inc.	123,082

		654,671

SHARES	SECURITY DESCRIPTION	VALUE($)

	Multi-Utilities — 0.9%
830	Sempra Energy	94,580

	Total Utilities	749,251

	Total Common Stocks (Cost $8,657,129)	10,059,716

Short-Term Investment — 0.8%
	Investment Company — 0.8%
80,433	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.380% (b) (l) (Cost $80,433)	80,433

	Total Investments — 100.5% (Cost $8,737,562)	10,140,149
	Liabilities in Excess of Other Assets — (0.5)%	(49,198)

	NET ASSETS — 100.0%	$10,090,951

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	37

J.P. Morgan Mid Cap/Multi-Cap Funds

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2016

USD	— United States Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	— Amount rounds to less than 500 shares.
(j)	— All or a portion of the security is segregated for short sales.
(l)	— The rate shown is the current yield as of June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	39

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2016

(Amounts in thousands, except per share amounts)

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
ASSETS:
Investments in non-affiliates, at value	$5,812,837	$2,303,947	$2,773,712
Investments in affiliates, at value	103,543	51,139	69,664

Total investment securities, at value	5,916,380	2,355,086	2,843,376
Receivables:
Investment securities sold	7,500	16,529	14,447
Fund shares sold	62,187	2,830	5,632
Dividends from non-affiliates	1,408	1,814	414
Dividends from affiliates	20	17	27

Total Assets	5,987,495	2,376,276	2,863,896

LIABILITIES:
Payables:
Investment securities purchased	8,905	7,424	3,034
Fund shares redeemed	9,188	2,296	6,311
Accrued liabilities:
Investment advisory fees	3,160	1,249	1,486
Administration fees	397	157	181
Distribution fees	712	86	271
Shareholder servicing fees	462	56	167
Custodian and accounting fees	31	18	19
Trustees’ and Chief Compliance Officer’s fees	10	—	2
Sub-transfer agency fees	582	371	641
Other	448	270	301

Total Liabilities	23,895	11,927	12,413

Net Assets	$5,963,600	$2,364,349	$2,851,483

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
NET ASSETS:
Paid-in-Capital	$4,944,282	$1,807,531	$2,589,162
Accumulated undistributed (distributions in excess of) net investment income	(8,414)	3,375	(4,220)
Accumulated net realized gains (losses)	(221,418)	21,696	(43,445)
Net unrealized appreciation (depreciation)	1,249,150	531,747	309,986

Total Net Assets	$5,963,600	$2,364,349	$2,851,483

Net Assets:
Class A	$1,643,136	$335,424	$949,148
Class C	594,190	32,045	96,729
Class R2	—	688	32,092
Class R5	82,358	2,840	224,498
Class R6	2,720,935	1,370,912	619,527
Select Class	922,981	622,440	929,489

Total	$5,963,600	$2,364,349	$2,851,483

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	113,924	7,809	40,507
Class C	46,023	766	5,079
Class R2	—	16	1,263
Class R5	5,506	65	8,396
Class R6	181,387	31,561	23,102
Select Class	62,568	14,338	35,043

Net Asset Value (a):
Class A — Redemption price per share	$14.42	$42.95	$23.43
Class C — Offering price per share (b)	12.91	41.85	19.05
Class R2 — Offering and redemption price per share	—	42.75	25.41
Class R5 — Offering and redemption price per share	14.96	43.43	26.74
Class R6 — Offering and redemption price per share	15.00	43.44	26.82
Select Class — Offering and redemption price per share	14.75	43.41	26.52
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.22	$45.33	$24.73

Cost of investments in non-affiliates	$4,563,687	$1,772,200	$2,463,726
Cost of investments in affiliates	103,543	51,139	69,664

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	41

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2016 (continued)

(Amounts in thousands, except per share amounts)

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
ASSETS:
Investments in non-affiliates, at value	$14,976,782	$176,048	$10,059,716
Investments in affiliates, at value	522,537	23,007	80,433

Total investment securities, at value	15,499,319	199,055	10,140,149
Restricted Cash	—	7	—
Cash	—	123	—
Deposits at broker for futures contracts	—	100	—
Deposits at broker for securities sold short	—	165,230	—
Receivables:
Investment securities sold	130,573	25,101	27,924
Fund shares sold	37,661	5	18,726
Dividends from non-affiliates	21,347	146	10,250
Dividends from affiliates	184	6	38

Total Assets	15,689,084	389,773	10,197,087

LIABILITIES:
Payables:
Securities sold short, at value	—	175,044	—
Dividend expense to non-affiliates on securities sold short	—	115	—
Investment securities purchased	84,651	26,258	26,718
Interest expense to non-affiliates on securities sold short	—	2	—
Fund shares redeemed	24,797	31	69,812
Variation margin on futures contracts	—	30	—
Accrued liabilities:
Investment advisory fees	7,787	82	4,985
Administration fees	910	—	406
Distribution fees	832	5	870
Shareholder servicing fees	859	37	944
Custodian and accounting fees	61	9	52
Trustees’ and Chief Compliance Officer’s fees	34	—	20
Sub-transfer agency fees	4,114	7	1,843
Other	897	50	486

Total Liabilities	124,942	201,670	106,136

Net Assets	$15,564,142	$188,103	$10,090,951

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
NET ASSETS:
Paid-in-Capital	$10,170,649	$184,419	$8,843,081
Accumulated undistributed (distributions in excess of) net investment income	59,105	(583)	73,682
Accumulated net realized gains (losses)	783,021	(11,095)	(228,399)
Net unrealized appreciation (depreciation)	4,551,367	15,362	1,402,587

Total Net Assets	$15,564,142	$188,103	$10,090,951

Net Assets:
Class A	$2,302,567	$6,608	$2,045,698
Class C	549,619	6,147	728,800
Class R2	66,167	—	—
Institutional Class	10,313,629	—	5,901,818
Select Class	2,332,160	175,348	1,414,635

Total	$15,564,142	$188,103	$10,090,951

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	65,021	668	71,375
Class C	16,085	662	25,552
Class R2	1,938	—	—
Institutional Class	284,967	—	204,482
Select Class	65,154	17,312	49,012

Net Asset Value (a):
Class A — Redemption price per share	$35.41	$9.90	$28.66
Class C — Offering price per share (b)	34.17	9.29	28.52
Class R2 — Offering and redemption price per share	34.14	—	—
Institutional Class — Offering and redemption price per share	36.19	—	28.86
Select Class — Offering and redemption price per share	35.79	10.13	28.86
Class A maximum sales charge	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$37.37	$10.45	$30.25

Cost of investments in non-affiliates	$10,425,415	$162,114	$8,657,129
Cost of investments in affiliates	522,537	23,007	80,433
Proceeds from securities sold short	—	176,502	—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	43

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2016

(Amounts in thousands)

	Growth Advantage Fund	Mid Cap Equity Fund	Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$39,681	$33,397	$18,310
Dividend income from affiliates	256	145	208

Total investment income	39,937	33,542	18,518

EXPENSES:
Investment advisory fees	37,786	18,521	18,910
Administration fees	4,766	2,335	2,384
Distribution fees:
Class A	3,839	664	2,420
Class C	3,769	202	696
Class R2	—	4	123
Shareholder servicing fees:
Class A	3,839	664	2,420
Class C	1,256	67	232
Class R2	—	2	62
Class R5	37	2	97
Select Class	2,980	3,179	2,927
Custodian and accounting fees	169	86	101
Professional fees	117	64	74
Trustees’ and Chief Compliance Officer’s fees	55	27	28
Printing and mailing costs	443	500	262
Registration and filing fees	624	191	265
Transfer agency fees (See Note 2.E.)	216	52	438
Sub-transfer agency fees (See Note 2.E.)	2,720	2,806	2,699
Other	120	28	41

Total expenses	62,736	29,394	34,179

Less fees waived	(2,358)	(4,159)	(4,483)
Less expense reimbursements	(1)	(529)	(98)

Net expenses	60,377	24,706	29,598

Net investment income (loss)	(20,440)	8,836	(11,080)

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from investments in non-affiliates	(145,387)	58,144	181,344
Change in net unrealized appreciation/depreciation on investments in non-affiliates	(181,585)	(300,510)	(478,421)

Net realized/unrealized gains (losses)	(326,972)	(242,366)	(297,077)

Change in net assets resulting from operations	$(347,412)	$(233,530)	$(308,157)

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Mid Cap Value Fund	Multi-Cap Market Neutral Fund	Value Advantage Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$2	$—
Dividend income from non-affiliates	266,931	3,738	238,953
Dividend income from affiliates	961	46	497

Total investment income	267,892	3,786	239,450

EXPENSES:
Investment advisory fees	97,745	2,188	70,060
Administration fees	12,327	201	8,836
Distribution fees:
Class A	5,880	17	5,404
Class C	4,137	50	5,333
Class R2	331	—	—
Shareholder servicing fees:
Class A	5,880	17	5,404
Class C	1,379	17	1,778
Class R2	165	—	—
Institutional Class	9,864	—	6,155
Select Class	5,508	581	4,377
Custodian and accounting fees	328	42	285
Interest expense to affiliates	—	2	—
Professional fees	207	59	152
Interest expense to non-affiliates	—	1	—
Trustees’ and Chief Compliance Officer’s fees	146	7	102
Printing and mailing costs	1,063	7	820
Registration and filing fees	299	38	496
Transfer agency fees (See Note 2.E.)	1,055	8	272
Sub-transfer agency fees (See Note 2.E.)	14,371	36	7,074
Other	207	7	96
Dividend expense to non-affiliates on securities sold short	—	2,710	—
Interest expense to non-affiliates on securities sold short	—	367	—

Total expenses	160,892	6,355	116,644

Less fees waived	(24,667)	(694)	(14,056)
Less earnings credits	— (a)	—	—
Less expense reimbursements	(1,397)	— (a)	(336)

Net expenses	134,828	5,661	102,252

Net investment income (loss)	133,064	(1,875)	137,198

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	921,071	4,489	(206,123)
Futures	—	(4)	—
Securities sold short	—	26,467	—
Foreign currency transactions	—	1	—

Net realized gain (loss)	921,071	30,953	(206,123)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(753,064)	(24,799)	(248,822)
Futures	—	(66)	—
Securities sold short	—	750	—

Change in net unrealized appreciation/depreciation	(753,064)	(24,115)	(248,822)

Net realized/unrealized gains (losses)	168,007	6,838	(454,945)

Change in net assets resulting from operations	$301,071	$4,963	$(317,747)

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(20,440)	$(17,194)	$8,836	$9,702
Net realized gain (loss)	(145,387)	172,792	58,144	165,578
Change in net unrealized appreciation/depreciation	(181,585)	461,167	(300,510)	134,637

Change in net assets resulting from operations	(347,412)	616,765	(233,530)	309,917

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(182)	(81)
From net realized gains	(57,173)	(32,469)	(12,309)	(8,089)
Class B (a)
From net realized gains	—	(98)	—	—
Class C
From net realized gains	(20,218)	(7,969)	(1,246)	(990)
Class R2
From net investment income	—	—	—	—
From net realized gains	—	—	(39)	(30)
Class R5
From net investment income	—	—	(7)	(2)
From net realized gains	(2,457)	(1,758)	(147)	(26)
Class R6
From net investment income	—	—	(3,761)	(3,446)
From net realized gains	(86,200)	(73,271)	(61,528)	(46,736)
Select Class
From net investment income	—	—	(2,603)	(3,414)
From net realized gains	(48,267)	(39,626)	(75,744)	(80,115)

Total distributions to shareholders	(214,315)	(155,191)	(157,566)	(142,929)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,337,047	1,161,499	(547,848)	363,135

NET ASSETS:
Change in net assets	775,320	1,623,073	(938,944)	530,123
Beginning of period	5,188,280	3,565,207	3,303,293	2,773,170

End of period	$5,963,600	$5,188,280	$2,364,349	$3,303,293

Accumulated undistributed (distributions in excess of) net investment income	$(8,414)	$(10,303)	$3,375	$(25)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Mid Cap Growth Fund		Mid Cap Value Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(11,080)	$(11,970)	$133,064	$137,103
Net realized gain (loss)	181,344	173,141	921,071	1,096,684
Change in net unrealized appreciation/depreciation	(478,421)	150,704	(753,064)	(12,168)

Change in net assets resulting from operations	(308,157)	311,875	301,071	1,221,619

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(9,590)	(15,287)
From net realized gains	(56,339)	(80,615)	(130,210)	(197,218)
Class B (a)
From net realized gains	—	(608)	—	(668)
Class C
From net investment income	—	—	—	(1,024)
From net realized gains	(6,714)	(6,222)	(31,402)	(45,175)
Class R2
From net investment income	—	—	(113)	(331)
From net realized gains	(1,533)	(345)	(3,769)	(5,603)
Class R5
From net realized gains	(8,974)	(3,427)	—	—
Class R6
From net realized gains	(23,518)	(7,943)	—	—
Institutional Class
From net investment income	—	—	(89,774)	(108,605)
From net realized gains	—	—	(526,794)	(711,308)
Select Class
From net investment income	—	—	(14,584)	(19,269)
From net realized gains	(50,435)	(119,065)	(117,229)	(172,337)

Total distributions to shareholders	(147,513)	(218,225)	(923,465)	(1,276,825)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	244,627	787,072	227,463	368,694

NET ASSETS:
Change in net assets	(211,043)	880,722	(394,931)	313,488
Beginning of period	3,062,526	2,181,804	15,959,073	15,645,585

End of period	$2,851,483	$3,062,526	$15,564,142	$15,959,073

Accumulated undistributed (distributions in excess of) net investment income	$(4,220)	$(7,971)	$59,105	$41,285

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	47

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(1,875)	$(3,300)	$137,198	$87,727
Net realized gain (loss)	30,953	2,998	(206,123)	148,940
Change in net unrealized appreciation/depreciation	(24,115)	1,106	(248,822)	322,296

Change in net assets resulting from operations	4,963	804	(317,747)	558,963

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	—	—	(13,377)	(18,586)
From net realized gains	—	—	(22,474)	(49,085)
Class C
From net investment income	—	—	(1,450)	(2,882)
From net realized gains	—	—	(7,412)	(12,315)
Institutional Class
From net investment income	—	—	(77,515)	(51,909)
From net realized gains	—	—	(69,917)	(93,724)
Select Class
From net investment income	—	—	(9,572)	(31,036)
From net realized gains	—	—	(14,779)	(67,644)

Total distributions to shareholders	—	—	(216,496)	(327,181)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(107,540)	(161,126)	(669,313)	3,369,281

NET ASSETS:
Change in net assets	(102,577)	(160,322)	(1,203,556)	3,601,063
Beginning of period	290,680	451,002	11,294,507	7,693,444

End of period	$188,103	$290,680	$10,090,951	$11,294,507

Accumulated undistributed (distributions in excess of) net investment income	$(583)	$(889)	$73,682	$39,348

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Growth Advantage Fund		Mid Cap Equity Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,090,924	$548,977	$174,026	$93,435
Distributions reinvested	56,255	31,822	12,454	8,101
Cost of shares redeemed	(535,940)	(222,820)	(64,301)	(35,536)
Conversion from Class B Shares	—	2,100	—	—

Change in net assets resulting from Class A capital transactions	$611,239	$360,079	$122,179	$66,000

Class B (a)
Proceeds from shares issued	$—	$225	$—	$—
Distributions reinvested	—	95	—	—
Cost of shares redeemed	—	(865)	—	—
Conversion to Class A Shares	—	(2,100)	—	—

Change in net assets resulting from Class B capital transactions	$—	$(2,645)	$—	$—

Class C
Proceeds from shares issued	$406,222	$182,071	$12,272	$6,417
Distributions reinvested	18,351	6,954	1,246	990
Cost of shares redeemed	(105,053)	(32,956)	(4,843)	(2,929)

Change in net assets resulting from Class C capital transactions	$319,520	$156,069	$8,675	$4,478

Class R2
Proceeds from shares issued	$—	$—	$235	$336
Distributions reinvested	—	—	27	18
Cost of shares redeemed	—	—	(320)	(251)

Change in net assets resulting from Class R2 capital transactions	$—	$—	$(58)	$103

Class R5
Proceeds from shares issued	$41,933	$77,457	$2,174	$1,637
Distributions reinvested	2,457	1,758	154	28
Cost of shares redeemed	(15,257)	(1,506,939)	(861)	(186)

Change in net assets resulting from Class R5 capital transactions	$29,133	$(1,427,724)	$1,467	$1,479

Class R6
Proceeds from shares issued	$708,587	$1,928,585	$260,148	$369,933
Distributions reinvested	83,297	70,979	65,041	49,924
Cost of shares redeemed	(290,712)	(53,688)	(112,907)	(35,342)

Change in net assets resulting from Class R6 capital transactions	$501,172	$1,945,876	$212,282	$384,515

Select Class
Proceeds from shares issued	$709,570	$361,358	$250,507	$345,873
Distributions reinvested	31,907	23,846	64,677	60,746
Cost of shares redeemed	(865,494)	(255,360)	(1,207,577)	(500,059)

Change in net assets resulting from Select Class capital transactions	$(124,017)	$129,844	$(892,393)	$(93,440)

Total change in net assets resulting from capital transactions	$1,337,047	$1,161,499	$(547,848)	$363,135

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Growth Advantage Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Growth Advantage Fund		Mid Cap Equity Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
SHARE TRANSACTIONS:
Class A
Issued	73,064	36,907	4,101	2,053
Reinvested	3,824	2,270	299	188
Redeemed	(37,546)	(15,105)	(1,522)	(784)
Conversion from Class B Shares	—	131	—	—

Change in Class A Shares	39,342	24,203	2,878	1,457

Class B (a)
Issued	—	17	—	—
Reinvested	—	7	—	—
Redeemed	—	(64)	—	—
Conversion to Class A Shares	—	(146)	—	—

Change in Class B Shares	—	(186)	—	—

Class C
Issued	30,118	13,414	297	144
Reinvested	1,389	547	30	23
Redeemed	(8,092)	(2,464)	(116)	(65)

Change in Class C Shares	23,415	11,497	211	102

Class R2
Issued	—	—	6	7
Reinvested	—	—	1	— (b)
Redeemed	—	—	(8)	(6)

Change in Class R2 Shares	—	—	(1)	1

Class R5
Issued	2,743	5,216	47	35
Reinvested	161	122	4	1
Redeemed	(1,010)	(101,089)	(20)	(4)

Change in Class R5 Shares	1,894	(95,751)	31	32

Class R6
Issued	47,326	128,407	6,062	8,126
Reinvested	5,459	4,909	1,544	1,145
Redeemed	(19,751)	(3,544)	(2,766)	(779)

Change in Class R6 Shares	33,034	129,772	4,840	8,492

Select Class
Issued	46,757	23,952	5,728	7,557
Reinvested	2,122	1,668	1,536	1,396
Redeemed	(62,228)	(16,966)	(30,292)	(10,866)

Change in Select Class Shares	(13,349)	8,654	(23,028)	(1,913)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Growth Advantage Fund.
(b)	Amount rounds to less than 500.

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Mid Cap Growth Fund		Mid Cap Value Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$297,295	$274,574	$358,763	$394,792
Distributions reinvested	54,215	76,907	127,887	195,292
Cost of shares redeemed	(221,243)	(162,077)	(694,701)	(1,360,678)
Conversion from Class B Shares	—	3,778	—	6,728

Change in net assets resulting from Class A capital transactions	$130,267	$193,182	$(208,051)	$(763,866)

Class B (a)
Proceeds from shares issued	$—	$27	$—	$22
Distributions reinvested	—	593	—	639
Cost of shares redeemed	—	(1,919)	—	(4,670)
Conversion to Class A Shares	—	(3,778)	—	(6,728)

Change in net assets resulting from Class B capital transactions	$—	$(5,077)	$—	$(10,737)

Class C
Proceeds from shares issued	$56,492	$37,238	$28,896	$27,636
Distributions reinvested	5,744	5,274	25,199	36,724
Cost of shares redeemed	(23,954)	(8,786)	(73,557)	(72,861)

Change in net assets resulting from Class C capital transactions	$38,282	$33,726	$(19,462)	$(8,501)

Class R2
Proceeds from shares issued	$31,035	$8,894	$14,006	$16,445
Distributions reinvested	1,494	345	3,715	5,637
Cost of shares redeemed	(6,825)	(1,635)	(20,042)	(21,709)

Change in net assets resulting from Class R2 capital transactions	$25,704	$7,604	$(2,321)	$373

Class R5
Proceeds from shares issued	$120,489	$139,213	$—	$—
Distributions reinvested	8,974	3,427	—	—
Cost of shares redeemed	(42,206)	(10,062)	—	—

Change in net assets resulting from Class R5 capital transactions	$87,257	$132,578	$—	$—

Class R6
Proceeds from shares issued	$509,276	$185,884	$—	$—
Distributions reinvested	23,176	7,291	—	—
Cost of shares redeemed	(120,874)	(26,514)	—	—

Change in net assets resulting from Class R6 capital transactions	$411,578	$166,661	$—	$—

Institutional Class
Proceeds from shares issued	$—	$—	$2,148,891	$2,898,688
Distributions reinvested	—	—	515,077	686,825
Cost of shares redeemed	—	—	(2,275,447)	(1,786,837)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$388,521	$1,798,676

Select Class
Proceeds from shares issued	$596,426	$427,509	$575,208	$1,046,215
Distributions reinvested	41,535	103,039	119,621	174,083
Cost of shares redeemed	(484,304)	(272,150)	(626,053)	(1,867,549)
Redemptions in-kind (See Note 7)	(602,118)	—	—	—

Change in net assets resulting from Select Class capital transactions	$(448,461)	$258,398	$68,776	$(647,251)

Total change in net assets resulting from capital transactions	$244,627	$787,072	$227,463	$368,694

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	51

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Mid Cap Growth Fund		Mid Cap Value Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
SHARE TRANSACTIONS:
Class A
Issued	11,900	10,468	10,465	10,652
Reinvested	2,266	3,166	3,881	5,494
Redeemed	(9,178)	(6,089)	(20,274)	(36,773)
Conversion from Class B Shares	—	136	—	178

Change in Class A Shares	4,988	7,681	(5,928)	(20,449)

Class B (a)
Issued	—	1	—	1
Reinvested	—	37	—	18
Redeemed	—	(106)	—	(128)
Conversion to Class A Shares	—	(202)	—	(182)

Change in Class B Shares	—	(270)	—	(291)

Class C
Issued	2,722	1,668	877	779
Reinvested	295	262	794	1,070
Redeemed	(1,230)	(396)	(2,221)	(2,021)

Change in Class C Shares	1,787	1,534	(550)	(172)

Class R2
Issued	1,143	310	421	458
Reinvested	57	13	117	164
Redeemed	(266)	(57)	(606)	(607)

Change in Class R2 Shares	934	266	(68)	15

Class R5
Issued	4,352	4,578	—	—
Reinvested	329	125	—	—
Redeemed	(1,554)	(334)	—	—

Change in Class R5 Shares	3,127	4,369	—	—

Class R6
Issued	18,275	6,285	—	—
Reinvested	849	266	—	—
Redeemed	(4,509)	(882)	—	—

Change in Class R6 Shares	14,615	5,669	—	—

Institutional Class
Issued	—	—	61,500	75,729
Reinvested	—	—	15,274	18,860
Redeemed	—	—	(65,137)	(47,177)

Change in Institutional Class Shares	—	—	11,637	47,412

Select Class
Issued	21,225	14,507	16,809	27,961
Reinvested	1,536	3,790	3,589	4,839
Redeemed	(17,722)	(9,299)	(18,078)	(48,879)
Redemptions in-kind (See Note 7)	(20,287)	—	—	—

Change in Select Class Shares	(15,248)	8,998	2,320	(16,079)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,218	$558	$696,311	$1,131,012
Distributions reinvested	—	—	34,339	63,610
Cost of shares redeemed	(2,889)	(4,659)	(1,032,013)	(503,182)
Conversion from Class B Shares	—	79	—	—

Change in net assets resulting from Class A capital transactions	$329	$(4,022)	$(301,363)	$691,440

Class B (a)
Cost of shares redeemed	—	(129)	—	—
Conversion to Class A Shares	—	(79)	—	—

Change in net assets resulting from Class B capital transactions	$—	$(208)	$—	$—

Class C
Proceeds from shares issued	$1,852	$522	$188,939	$341,265
Distributions reinvested	—	—	7,489	12,024
Cost of shares redeemed	(2,446)	(2,310)	(140,118)	(65,697)

Change in net assets resulting from Class C capital transactions	$(594)	$(1,788)	$56,310	$287,592

Institutional Class
Proceeds from shares issued	$—	$—	$3,435,571	$2,416,260
Distributions reinvested	—	—	138,955	134,005
Cost of shares redeemed	—	—	(2,438,224)	(641,266)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$1,136,302	$1,908,999

Select Class
Proceeds from shares issued	$4,346	$8,612	$675,086	$883,261
Distributions reinvested	—	—	17,378	87,369
Cost of shares redeemed	(111,621)	(163,720)	(2,253,026)	(489,380)

Change in net assets resulting from Select Class capital transactions	$(107,275)	$(155,108)	$(1,560,562)	$481,250

Total change in net assets resulting from capital transactions	$(107,540)	$(161,126)	$(669,313)	$3,369,281

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Multi-Cap Market Neutral Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Multi-Cap Market Neutral Fund		Value Advantage Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
SHARE TRANSACTIONS:
Class A
Issued	316	56	24,694	38,204
Reinvested	—	—	1,244	2,177
Redeemed	(284)	(468)	(36,328)	(16,986)
Conversion from Class B Shares	—	8	—	—

Change in Class A Shares	32	(404)	(10,390)	23,395

Class B (a)
Redeemed	—	(14)	—	—
Conversion to Class A Shares	—	(8)	—	—

Change in Class B Shares	—	(22)	—	—

Class C
Issued	194	56	6,724	11,531
Reinvested	—	—	273	414
Redeemed	(258)	(245)	(5,029)	(2,215)

Change in Class C Shares	(64)	(189)	1,968	9,730

Institutional Class
Issued	—	—	120,136	81,240
Reinvested	—	—	5,004	4,545
Redeemed	—	—	(88,948)	(21,282)

Change in Institutional Class Shares	—	—	36,192	64,503

Select Class
Issued	416	848	24,052	29,705
Reinvested	—	—	626	2,972
Redeemed	(10,669)	(16,074)	(78,871)	(16,492)

Change in Select Class Shares	(10,253)	(15,226)	(54,193)	16,185

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015 for Multi-Cap Market Neutral Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	55

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Growth Advantage Fund
Class A
Year Ended June 30, 2016	$15.74	$(0.08)		$(0.71)	$(0.79)	$—	$(0.53)	$(0.53)
Year Ended June 30, 2015	14.24	(0.10)		2.17	2.07	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.43	(0.07)		3.52	3.45	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.49	0.01	(g)	1.97	1.98	(0.01)	(0.03)	(0.04)
Year Ended June 30, 2012	9.28	(0.03	)(h)	0.24	0.21	—	—	—

Class C
Year Ended June 30, 2016	14.22	(0.14)		(0.64)	(0.78)	—	(0.53)	(0.53)
Year Ended June 30, 2015	12.98	(0.15)		1.96	1.81	—	(0.57)	(0.57)
Year Ended June 30, 2014	10.51	(0.12)		3.23	3.11	—	(0.64)	(0.64)
Year Ended June 30, 2013	8.77	(0.04	)(g)	1.81	1.77	—	(0.03)	(0.03)
Year Ended June 30, 2012	8.61	(0.07	)(h)	0.23	0.16	—	—	—

Class R5
Year Ended June 30, 2016	16.25	(0.03)		(0.73)	(0.76)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.63	(0.04)		2.23	2.19	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.68	(0.02)		3.61	3.59	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.69	0.06	(g)	2.01	2.07	(0.05)	(0.03)	(0.08)
Year Ended June 30, 2012	9.44	0.01	(h)	0.24	0.25	—	—	—

Class R6
Year Ended June 30, 2016	16.27	(0.01)		(0.73)	(0.74)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.64	(0.03)		2.23	2.20	—	(0.57)	(0.57)
December 23, 2013 (i) through June 30, 2014	13.86	(0.01)		0.79	0.78	—	—	—

Select Class
Year Ended June 30, 2016	16.06	(0.06)		(0.72)	(0.78)	—	(0.53)	(0.53)
Year Ended June 30, 2015	14.50	(0.07)		2.20	2.13	—	(0.57)	(0.57)
Year Ended June 30, 2014	11.60	(0.04)		3.58	3.54	—	(0.64)	(0.64)
Year Ended June 30, 2013	9.63	0.04	(g)	1.98	2.02	(0.02)	(0.03)	(0.05)
Year Ended June 30, 2012	9.39	(0.02	)(h)	0.26	0.24	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.02), $(0.06), $0.03 and $0.01 for Class A, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.17)%, (0.66)%, 0.27% and 0.09% for Class A, Class C, Class R5 and Select Class Shares, respectively.
(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.05), $(0.09), $(0.01) and $(0.03) for Class A, Class C, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.56)%, (1.03)%, (0.12)% and (0.37)% for Class A, Class C, Class R5 and Select Class Shares, respectively.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$14.42	(5.07)%	$1,643,136	1.25%	(0.55)%		1.35%	46%
15.74	14.99	1,174,260	1.24	(0.65)		1.35	46
14.24	30.69	717,564	1.24	(0.51)		1.31	62
11.43	20.95	276,670	1.24	0.11	(g)	1.28	76
9.49	2.26	194,911	1.25	(0.37	)(h)	1.30	86

12.91	(5.55)	594,190	1.75	(1.04)		1.85	46
14.22	14.43	321,500	1.74	(1.14)		1.84	46
12.98	30.12	144,229	1.74	(1.01)		1.81	62
10.51	20.27	42,655	1.74	(0.38	)(g)	1.78	76
8.77	1.86	27,469	1.75	(0.84	)(h)	1.80	86

14.96	(4.72)	82,358	0.89	(0.20)		0.90	46
16.25	15.42	58,686	0.86	(0.25)		0.87	46
14.63	31.25	1,453,864	0.85	(0.11)		0.86	62
11.68	21.49	835,233	0.83	0.55	(g)	0.84	76
9.69	2.65	468,064	0.85	0.07	(h)	0.85	86

15.00	(4.59)	2,720,935	0.76	(0.07)		0.76	46
16.27	15.48	2,414,333	0.76	(0.17)		0.77	46
14.64	5.63	271,958	0.80	(0.15)		0.82	62

14.75	(4.91)	922,981	1.08	(0.41)		1.09	46
16.06	15.14	1,219,501	1.09	(0.48)		1.09	46
14.50	31.03	975,175	1.05	(0.30)		1.06	62
11.60	21.14	842,783	1.03	0.37	(g)	1.03	76
9.63	2.56	662,786	1.05	(0.18	)(h)	1.05	86

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	57

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Equity Fund
Class A
Year Ended June 30, 2016	$47.12	$(0.01)		$(2.02)	$(2.03)	$(0.03)	$(2.11)	$(2.14)
Year Ended June 30, 2015	44.91	(0.03)		4.32	4.29	(0.02)	(2.06)	(2.08)
Year Ended June 30, 2014	38.10	(0.04)		10.25	10.21	(0.02)	(3.38)	(3.40)
Year Ended June 30, 2013	30.97	0.10	(g)	7.36	7.46	(0.07)	(0.26)	(0.33)
Year Ended June 30, 2012	31.29	0.10	(h)	(0.34)	(0.24)	(0.08)	—	(0.08)

Class C
Year Ended June 30, 2016	46.16	(0.23)		(1.97)	(2.20)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.21	(0.25)		4.23	3.98	—	(2.03)	(2.03)
Year Ended June 30, 2014	37.71	(0.24)		10.12	9.88	—	(3.38)	(3.38)
Year Ended June 30, 2013	30.75	(0.07	)(g)	7.29	7.22	— (i)	(0.26)	(0.26)
Year Ended June 30, 2012	31.16	(0.05	)(h)	(0.35)	(0.40)	(0.01)	—	(0.01)

Class R2
Year Ended June 30, 2016	46.98	(0.13)		(1.99)	(2.12)	—	(2.11)	(2.11)
Year Ended June 30, 2015	44.87	(0.14)		4.30	4.16	—	(2.05)	(2.05)
March 14, 2014 (j) through June 30, 2014	42.92	(0.05)		2.01	1.96	(0.01)	—	(0.01)

Class R5
Year Ended June 30, 2016	47.49	0.18		(2.03)	(1.85)	(0.10)	(2.11)	(2.21)
Year Ended June 30, 2015	45.15	0.20		4.33	4.53	(0.13)	(2.06)	(2.19)
March 14, 2014 (j) through June 30, 2014	43.14	0.04		2.02	2.06	(0.05)	—	(0.05)

Class R6
Year Ended June 30, 2016	47.49	0.20		(2.02)	(1.82)	(0.12)	(2.11)	(2.23)
Year Ended June 30, 2015	45.15	0.20		4.34	4.54	(0.14)	(2.06)	(2.20)
March 14, 2014 (j) through June 30, 2014	43.14	0.04		2.02	2.06	(0.05)	—	(0.05)

Select Class
Year Ended June 30, 2016	47.47	0.11		(1.99)	(1.88)	(0.07)	(2.11)	(2.18)
Year Ended June 30, 2015	45.15	0.13		4.34	4.47	(0.09)	(2.06)	(2.15)
Year Ended June 30, 2014	38.22	0.11		10.30	10.41	(0.10)	(3.38)	(3.48)
Year Ended June 30, 2013	31.05	0.20	(g)	7.40	7.60	(0.17)	(0.26)	(0.43)
Year Ended June 30, 2012	31.36	0.19	(h)	(0.33)	(0.14)	(0.17)	—	(0.17)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.03, $(0.14) and $0.14 for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 0.09%, (0.39)% and 0.39% for Class A, Class C and Select Class Shares, respectively.
(h)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $0.05, $(0.10) and $0.14 for Class A, Class C and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.18%, (0.33)% and 0.48% for Class A, Class C and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.005.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$42.95	(4.17)%	$335,424	1.25%	(0.03)%		1.43%	39%
47.12	9.99	232,320	1.24	(0.06)		1.44	41
44.91	27.96	156,016	1.24	(0.08)		1.41	47
38.10	24.23	21,171	1.24	0.27	(g)	1.49	67
30.97	(0.76)	6,965	1.24	0.34	(h)	1.54	55

41.85	(4.64)	32,045	1.75	(0.54)		1.96	39
46.16	9.44	25,597	1.74	(0.56)		1.91	41
44.21	27.34	20,018	1.74	(0.57)		1.93	47
37.71	23.60	6,136	1.74	(0.21	)(g)	2.00	67
30.75	(1.29)	1,244	1.75	(0.18	)(h)	2.03	55

42.75	(4.38)	688	1.50	(0.30)		1.81	39
46.98	9.71	823	1.49	(0.31)		1.69	41
44.87	4.56	688	1.47	(0.41)		1.60	47

43.43	(3.73)	2,840	0.80	0.42		0.91	39
47.49	10.49	1,636	0.79	0.43		0.88	41
45.15	4.77	91	0.78	0.27		0.91	47

43.44	(3.66)	1,370,912	0.74	0.46		0.77	39
47.49	10.53	1,268,988	0.74	0.45		0.80	41
45.15	4.78	823,036	0.73	0.34		0.86	47

43.41	(3.81)	622,440	0.90	0.25		1.20	39
47.47	10.35	1,773,929	0.89	0.29		1.16	41
45.15	28.45	1,773,321	0.89	0.27		1.18	47
38.22	24.64	932,920	0.89	0.57	(g)	1.23	67
31.05	(0.42)	813,125	0.89	0.64	(h)	1.30	55

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	59

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Mid Cap Growth Fund
Class A
Year Ended June 30, 2016	$27.71	$(0.15)		$(2.67)	$(2.82)	$(1.46)
Year Ended June 30, 2015	27.49	(0.18)		3.19	3.01	(2.79)
Year Ended June 30, 2014	22.99	(0.13	)(g)	7.42	7.29	(2.79)
Year Ended June 30, 2013	19.52	(0.04	)(h)	4.50	4.46	(0.99)
Year Ended June 30, 2012	23.30	(0.05	)(i)	(1.72)	(1.77)	(2.01)

Class C
Year Ended June 30, 2016	22.93	(0.22)		(2.20)	(2.42)	(1.46)
Year Ended June 30, 2015	23.35	(0.26)		2.63	2.37	(2.79)
Year Ended June 30, 2014	19.97	(0.22	)(g)	6.39	6.17	(2.79)
Year Ended June 30, 2013	17.17	(0.12	)(h)	3.91	3.79	(0.99)
Year Ended June 30, 2012	20.88	(0.13	)(i)	(1.57)	(1.70)	(2.01)

Class R2
Year Ended June 30, 2016	29.96	(0.18)		(2.91)	(3.09)	(1.46)
Year Ended June 30, 2015	29.54	(0.24)		3.45	3.21	(2.79)
Year Ended June 30, 2014	24.56	(0.20	)(g)	7.97	7.77	(2.79)
Year Ended June 30, 2013	20.83	(0.07	)(h)	4.79	4.72	(0.99)
Year Ended June 30, 2012	24.73	(0.07	)(i)	(1.82)	(1.89)	(2.01)

Class R5
Year Ended June 30, 2016	31.26	(0.03)		(3.03)	(3.06)	(1.46)
Year Ended June 30, 2015	30.52	(0.07)		3.60	3.53	(2.79)
Year Ended June 30, 2014	25.15	(0.02	)(g)	8.18	8.16	(2.79)
Year Ended June 30, 2013	21.18	0.06	(h)	4.90	4.96	(0.99)
November 1, 2011(j) through June 30, 2012	21.75	0.04	(i)	1.40	1.44	(2.01)

Class R6
Year Ended June 30, 2016	31.33	(0.02)		(3.03)	(3.05)	(1.46)
Year Ended June 30, 2015	30.57	(0.06)		3.61	3.55	(2.79)
Year Ended June 30, 2014	25.17	—	(g)(k)	8.19	8.19	(2.79)
Year Ended June 30, 2013	21.19	0.08	(h)	4.89	4.97	(0.99)
November 1, 2011(j) through June 30, 2012	21.75	0.08	(i)	1.37	1.45	(2.01)

Select Class
Year Ended June 30, 2016	31.06	(0.09)		(2.99)	(3.08)	(1.46)
Year Ended June 30, 2015	30.39	(0.11)		3.57	3.46	(2.79)
Year Ended June 30, 2014	25.08	(0.06	)(g)	8.16	8.10	(2.79)
Year Ended June 30, 2013	21.15	0.03	(h)	4.89	4.92	(0.99)
Year Ended June 30, 2012	24.97	0.02	(i)	(1.83)	(1.81)	(2.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $(0.14), $(0.23), $(0.20), $(0.02), $(0.01) and $(0.06) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.53)%, (1.03)%, (0.73)%, (0.08)%, (0.03)% and (0.22)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (c)(f)

$23.43	(10.29)%	$949,148	1.24%	(0.59)%		1.40%	56%
27.71	12.37	984,262	1.23	(0.68)		1.35	57
27.49	33.44	765,310	1.24	(0.51	)(g)	1.37	69
22.99	23.70	586,787	1.23	(0.17	)(h)	1.45	70
19.52	(6.61)	538,323	1.24	(0.23	)(i)	1.38	70

19.05	(10.70)	96,729	1.74	(1.08)		1.90	56
22.93	11.78	75,494	1.73	(1.19)		1.86	57
23.35	32.85	41,047	1.73	(1.01	)(g)	1.86	69
19.97	23.03	23,745	1.73	(0.67	)(h)	1.95	70
17.17	(7.06)	22,190	1.75	(0.75	)(i)	1.88	70

25.41	(10.42)	32,092	1.40	(0.71)		1.71	56
29.96	12.18	9,868	1.39	(0.85)		1.64	57
29.54	33.25	1,852	1.40	(0.71	)(g)	1.59	69
24.56	23.46	320	1.39	(0.32	)(h)	1.71	70
20.83	(6.72)	230	1.40	(0.35	)(i)	1.63	70

26.74	(9.87)	224,498	0.79	(0.13)		0.91	56
31.26	12.87	164,713	0.78	(0.25)		0.87	57
30.52	34.06	27,454	0.79	(0.06	)(g)	0.92	69
25.15	24.22	17,848	0.79	0.28	(h)	1.00	70
21.18	7.71	14,837	0.78	0.31	(i)	0.92	70

26.82	(9.82)	619,527	0.73	(0.06)		0.77	56
31.33	12.92	265,905	0.73	(0.19)		0.78	57
30.57	34.16	86,150	0.74	(0.01	)(g)	0.86	69
25.17	24.26	47,434	0.74	0.34	(h)	0.98	70
21.19	7.76	13,982	0.73	0.58	(i)	0.87	70

26.52	(10.01)	929,489	0.93	(0.31)		1.13	56
31.06	12.68	1,562,284	0.92	(0.37)		1.12	57
30.39	33.91	1,254,748	0.93	(0.20	)(g)	1.12	69
25.08	24.06	894,740	0.93	0.14	(h)	1.20	70
21.15	(6.31)	827,306	0.93	0.09	(i)	1.13	70

(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.09), $(0.17), $(0.13), $0.01, $0.02 and $(0.02) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.42)%, (0.92)%, (0.57)%, 0.04%, 0.09% and (0.10)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(i)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.09), $(0.17), $(0.12), less than $0.01, $0.03 and $(0.03) for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (0.46)%, (0.97)%, (0.57)%, (0.03)%, 0.24% and (0.14)% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(j)	Commencement of offering of class of shares.
(k)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	61

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Mid Cap Value Fund
Class A
Year Ended June 30, 2016	$36.98	$0.19		$0.33	$0.52	$(0.14)	$(1.95)	$(2.09)
Year Ended June 30, 2015	37.25	0.20		2.52	2.72	(0.20)	(2.79)	(2.99)
Year Ended June 30, 2014	31.68	0.15	(e)	7.02	7.17	(0.15)	(1.45)	(1.60)
Year Ended June 30, 2013	25.80	0.19	(f)	6.20	6.39	(0.29)	(0.22)	(0.51)
Year Ended June 30, 2012	24.76	0.20		1.00	1.20	(0.16)	—	(0.16)

Class C
Year Ended June 30, 2016	35.79	0.01		0.32	0.33	—	(1.95)	(1.95)
Year Ended June 30, 2015	36.19	0.01		2.44	2.45	(0.06)	(2.79)	(2.85)
Year Ended June 30, 2014	30.84	(0.03	)(e)	6.83	6.80	— (g)	(1.45)	(1.45)
Year Ended June 30, 2013	25.14	0.05	(f)	6.03	6.08	(0.16)	(0.22)	(0.38)
Year Ended June 30, 2012	24.13	0.07		0.98	1.05	(0.04)	—	(0.04)

Class R2
Year Ended June 30, 2016	35.73	0.10		0.32	0.42	(0.06)	(1.95)	(2.01)
Year Ended June 30, 2015	36.14	0.10		2.43	2.53	(0.15)	(2.79)	(2.94)
Year Ended June 30, 2014	30.81	0.06	(e)	6.82	6.88	(0.10)	(1.45)	(1.55)
Year Ended June 30, 2013	25.18	0.12	(f)	6.03	6.15	(0.30)	(0.22)	(0.52)
Year Ended June 30, 2012	24.27	0.14		0.97	1.11	(0.20)	—	(0.20)

Institutional Class
Year Ended June 30, 2016	37.76	0.37		0.33	0.70	(0.32)	(1.95)	(2.27)
Year Ended June 30, 2015	37.99	0.40		2.56	2.96	(0.40)	(2.79)	(3.19)
Year Ended June 30, 2014	32.26	0.32	(e)	7.17	7.49	(0.31)	(1.45)	(1.76)
Year Ended June 30, 2013	26.24	0.34	(f)	6.31	6.65	(0.41)	(0.22)	(0.63)
Year Ended June 30, 2012	25.19	0.32		1.01	1.33	(0.28)	—	(0.28)

Select Class
Year Ended June 30, 2016	37.36	0.28		0.33	0.61	(0.23)	(1.95)	(2.18)
Year Ended June 30, 2015	37.61	0.28		2.55	2.83	(0.29)	(2.79)	(3.08)
Year Ended June 30, 2014	31.95	0.23	(e)	7.10	7.33	(0.22)	(1.45)	(1.67)
Year Ended June 30, 2013	26.01	0.27	(f)	6.24	6.51	(0.35)	(0.22)	(0.57)
Year Ended June 30, 2012	24.97	0.26		1.01	1.27	(0.23)	—	(0.23)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(e)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.14, $(0.03), $0.05, $0.32 and $0.23 for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.41%, (0.10)%, 0.16%, 0.90% and 0.66% for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends the net investment income (loss) per share would have been $0.16, $0.01, $0.09, $0.31 and $0.23 for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.55%, 0.04%, 0.31%, 1.04% and 0.80% for Class A, Class C, Class R2, Institutional Class and Select Class Shares, respectively.
(g)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$35.41	1.85%	$2,302,567	1.24%	0.54%		1.41%	20%
36.98	7.68	2,623,772	1.23	0.53		1.38	18
37.25	23.25	3,404,974	1.23	0.42	(e)	1.37	25
31.68	25.06	3,157,503	1.23	0.67	(f)	1.38	23
25.80	4.92	1,986,930	1.24	0.83		1.41	30

34.17	1.35	549,619	1.75	0.03		1.83	20
35.79	7.12	595,385	1.74	0.03		1.84	18
36.19	22.63	608,283	1.74	(0.09	)(e)	1.87	25
30.84	24.43	534,813	1.74	0.16	(f)	1.88	23
25.14	4.38	370,781	1.75	0.32		1.91	30

34.14	1.61	66,167	1.50	0.29		1.75	20
35.73	7.38	71,697	1.49	0.28		1.71	18
36.14	22.94	71,958	1.49	0.17	(e)	1.62	25
30.81	24.71	57,003	1.49	0.43	(f)	1.63	23
25.18	4.65	14,824	1.49	0.59		1.66	30

36.19	2.35	10,313,629	0.75	1.04		0.94	20
37.76	8.19	10,320,516	0.74	1.05		0.94	18
37.99	23.88	8,581,992	0.74	0.92	(e)	0.97	25
32.26	25.68	6,627,529	0.74	1.16	(f)	0.98	23
26.24	5.43	3,543,900	0.74	1.33		1.01	30

35.79	2.11	2,332,160	0.99	0.80		1.11	20
37.36	7.92	2,347,703	0.98	0.75		1.10	18
37.61	23.59	2,967,759	0.98	0.67	(e)	1.12	25
31.95	25.35	2,870,752	0.98	0.92	(f)	1.13	23
26.01	5.20	1,836,012	0.98	1.09		1.16	30

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	63

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period
Multi-Cap Market Neutral Fund
Class A
Year Ended June 30, 2016	$9.87	$(0.10)		$0.13	$0.03	$9.90
Year Ended June 30, 2015	9.91	(0.11)		0.07	(0.04)	9.87
Year Ended June 30, 2014	9.79	(0.13)		0.25	0.12	9.91
Year Ended June 30, 2013	9.69	(0.11	)(f)	0.21	0.10	9.79
Year Ended June 30, 2012	9.81	(0.14)		0.02	(0.12)	9.69

Class C
Year Ended June 30, 2016	9.31	(0.14)		0.12	(0.02)	9.29
Year Ended June 30, 2015	9.40	(0.15)		0.06	(0.09)	9.31
Year Ended June 30, 2014	9.33	(0.17)		0.24	0.07	9.40
Year Ended June 30, 2013	9.30	(0.17	)(f)	0.20	0.03	9.33
Year Ended June 30, 2012	9.48	(0.20)		0.02	(0.18)	9.30

Select Class
Year Ended June 30, 2016	10.07	(0.08)		0.14	0.06	10.13
Year Ended June 30, 2015	10.09	(0.09)		0.07	(0.02)	10.07
Year Ended June 30, 2014	9.94	(0.11)		0.26	0.15	10.09
Year Ended June 30, 2013	9.82	(0.09	)(f)	0.21	0.12	9.94
Year Ended June 30, 2012	9.91	(0.12)		0.03	(0.09)	9.82

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% or unless otherwise noted.
(d)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.27% and 1.69% for the year ended June 30, 2016, 1.48% and 1.95% for the year ended June 30, 2015, 1.49% and 1.91% for the year ended June 30, 2014, 1.48% and 1.88% for the year ended June 30, 2013, 1.48% and 1.94% for the year ended June 30, 2012; for Class C are 1.77% and 2.20% for the year ended June 30, 2016, 1.98% and 2.45% for the year ended June 30, 2015, 1.99% and 2.40% for the year ended June 30, 2014, 2.15% and 2.38% for the year ended June 30, 2013, 2.23% and 2.44% for the year ended June 30, 2012; for Select Class are 1.03% and 1.30% for the year ended June 30, 2016, 1.23% and 1.64% for the year ended June 30, 2015, 1.23% and 1.65% for the year ended June 30, 2014, 1.23% and 1.63% for the year ended June 30, 2013, 1.23% and 1.69% for the year ended June 30, 2012, respectively.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.13), $(0.19) and $(0.11) for Class A, Class C and Select Class Shares, respectively, and the net investment income (loss) ratio would have been (1.38)%, (2.06)% and (1.16)% for Class A, Class C and Select Class Shares, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Ratios/Supplemental data
		Ratios to average net assets
Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (c)(d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (d)	Portfolio turnover rate (e)	Portfolio turnover rate (including short sales) (e)

0.30%	$6,608	2.52%	(0.97)%		2.94%	111%	258%
(0.40)	6,273	2.68	(1.14)		3.15	74	204
1.23	10,301	2.78	(1.36)		3.20	106	227
1.03	14,101	3.04	(1.13	)(f)	3.44	94	251
(1.22)	19,759	2.86	(1.42)		3.32	151	316

(0.21)	6,147	3.02	(1.47)		3.45	111	258
(0.96)	6,760	3.18	(1.62)		3.65	74	204
0.75	8,602	3.28	(1.85)		3.70	106	227
0.32	11,181	3.69	(1.81	)(f)	3.92	94	251
(1.90)	15,677	3.61	(2.17)		3.82	151	316

0.60	175,348	2.28	(0.74)		2.55	111	258
(0.20)	277,647	2.43	(0.89)		2.84	74	204
1.51	431,890	2.52	(1.07)		2.94	106	227
1.22	317,974	2.78	(0.90	)(f)	3.18	94	251
(0.91)	476,803	2.61	(1.17)		3.07	151	316

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	65

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Value Advantage Fund
Class A
Year Ended June 30, 2016	$29.84	$0.27	$(0.99)	$(0.72)	$(0.17)	$(0.29)	$(0.46)
Year Ended June 30, 2015	29.15	0.19	1.47	1.66	(0.26)	(0.71)	(0.97)
Year Ended June 30, 2014	24.64	0.34	5.03	5.37	(0.16)	(0.70)	(0.86)
Year Ended June 30, 2013	19.96	0.22	4.75	4.97	(0.20)	(0.09)	(0.29)
Year Ended June 30, 2012	19.07	0.25	0.84	1.09	(0.20)	—	(0.20)

Class C
Year Ended June 30, 2016	29.72	0.14	(0.99)	(0.85)	(0.06)	(0.29)	(0.35)
Year Ended June 30, 2015	29.08	0.04	1.47	1.51	(0.16)	(0.71)	(0.87)
Year Ended June 30, 2014	24.61	0.20	5.02	5.22	(0.05)	(0.70)	(0.75)
Year Ended June 30, 2013	19.91	0.11	4.74	4.85	(0.06)	(0.09)	(0.15)
Year Ended June 30, 2012	19.01	0.16	0.84	1.00	(0.10)	—	(0.10)

Institutional Class
Year Ended June 30, 2016	30.06	0.43	(1.02)	(0.59)	(0.32)	(0.29)	(0.61)
Year Ended June 30, 2015	29.31	0.34	1.50	1.84	(0.38)	(0.71)	(1.09)
Year Ended June 30, 2014	24.74	0.48	5.04	5.52	(0.25)	(0.70)	(0.95)
Year Ended June 30, 2013	19.99	0.34	4.75	5.09	(0.25)	(0.09)	(0.34)
Year Ended June 30, 2012	19.11	0.35	0.83	1.18	(0.30)	—	(0.30)

Select Class
Year Ended June 30, 2016	29.99	0.33	(0.98)	(0.65)	(0.19)	(0.29)	(0.48)
Year Ended June 30, 2015	29.27	0.27	1.48	1.75	(0.32)	(0.71)	(1.03)
Year Ended June 30, 2014	24.72	0.42	5.03	5.45	(0.20)	(0.70)	(0.90)
Year Ended June 30, 2013	20.00	0.28	4.75	5.03	(0.22)	(0.09)	(0.31)
Year Ended June 30, 2012	19.12	0.30	0.83	1.13	(0.25)	—	(0.25)

(a)	Calculated based upon average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (d)

$28.66	(2.34)%	$2,045,698	1.24%	0.98%	1.43%	26%
29.84	5.78	2,440,061	1.24	0.64	1.41	17
29.15	22.19	1,701,250	1.24	1.26	1.33	36
24.64	25.09	784,359	1.24	0.98	1.33	22
19.96	5.83	206,816	1.25	1.34	1.41	49

28.52	(2.82)	728,800	1.74	0.49	1.85	26
29.72	5.26	701,023	1.73	0.14	1.83	17
29.08	21.58	402,880	1.74	0.74	1.83	36
24.61	24.45	212,198	1.74	0.49	1.83	22
19.91	5.32	117,937	1.75	0.84	1.91	49

28.86	(1.87)	5,901,818	0.74	1.50	0.88	26
30.06	6.36	5,058,172	0.74	1.15	0.90	17
29.31	22.77	3,042,506	0.74	1.77	0.93	36
24.74	25.73	1,455,125	0.74	1.50	0.93	22
19.99	6.36	384,525	0.75	1.86	1.01	49

28.86	(2.10)	1,414,635	0.99	1.16	1.05	26
29.99	6.05	3,095,251	0.99	0.89	1.05	17
29.27	22.49	2,546,808	0.99	1.53	1.08	36
24.72	25.38	1,245,241	0.99	1.23	1.08	22
20.00	6.09	422,861	1.00	1.62	1.16	49

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	67

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2016

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), an open-end management investment company, was organized as a Massachusetts business trust on September 23, 1997.

J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”, with JPM I, JPM II and JPMMFIT (collectively, the “Trusts”)), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997.

The following are 6 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Growth Advantage Fund	Class A, Class C, Class R5, Class R6 and Select Class	JPMMFIT	Diversified
Mid Cap Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
Mid Cap Growth Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM II	Diversified
Mid Cap Value Fund	Class A, Class C, Class R2, Institutional Class and Select Class	JPMFMFG	Diversified
Multi-Cap Market Neutral Fund	Class A, Class C, and Select Class	JPM II	Diversified
Value Advantage Fund	Class A, Class C, Institutional Class and Select Class	JPM I	Diversified

The investment objective of Growth Advantage Fund and Mid Cap Equity Fund is to seek to provide long-term capital growth.

The investment objective of Mid Cap Growth Fund is to seek growth of capital.

The investment objective of Mid Cap Value Fund is to seek growth from capital appreciation.

The investment objective of Multi-Cap Market Neutral Fund is to seek long-term capital preservation and growth by using strategies designed to produce returns which have no correlation with general domestic market performance.

The investment objective of Value Advantage Fund is to seek to provide long-term total return from a combination of income and capital gains.

Effective as of the close of business on January 3, 2014, all share classes of the Mid Cap Equity Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Effective as of the close of business on February 22, 2013, all share classes of the Mid Cap Value Fund are publicly offered only on a limited basis. Investors are not eligible to purchase shares of the Fund unless they meet certain requirements as described in the Fund’s prospectuses.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all remaining Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015, Class B Shares automatically converted to Class A Shares after eight years and provided for a CDSC.

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ Administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

68	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Growth Advantage Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,916,380	$—	$—	$5,916,380

Mid Cap Equity Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,355,086	$—	$—	$2,355,086

Mid Cap Growth Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,843,376	$—	$—	$2,843,376

Mid Cap Value Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$15,499,319	$—	$—	$15,499,319

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	69

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2016 (continued)

Multi-Cap Market Neutral Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$199,055	$—	$—	$199,055

Total Liabilities for Securities Sold Short (a)	$(175,044)	$—	$—	$(175,044)

Depreciation in Other Financial Instruments
Futures Contracts	$(30)	$—	$—	$(30)

Value Advantage Fund
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,140,149	$—	$—	$10,140,149

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended June 30, 2016.

B. Short Sales — Multi-Cap Market Neutral Fund engages in short sales as part of its normal investment activities. In a short sale, the Fund sells securities it does not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Fund borrows securities from a broker. To close out a short position, the Fund delivers the same securities to the broker.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the broker is recorded as Deposits at broker for securities sold short, while cash collateral deposited at the Fund’s custodian for the benefit of the broker is recorded as Restricted Cash on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations.

The Fund is obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Fund will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will record a realized gain if the price of the borrowed security declines between those dates.

As of June 30, 2016, the Fund had outstanding short sales as listed on the SOI.

C. Futures Contracts — Multi-Cap Market Neutral Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

70	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade.

The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the year ended June 30, 2016 (amounts in thousands):

Multi-Cap Market Neutral Fund
Futures Contracts:
Average Notional Balance Short	$3,476
Ending Notional Balance Short	1,821

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, and dividend expense on securities sold short, are recorded on the ex-dividend date or when a Fund first learns of the dividend.

To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

E. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agency fees and sub-transfer agency fees are class-specific expenses. The amount of the transfer agency fees and sub-transfer agency fees charged to each class of the Funds for the year ended June 30, 2016 are as follows (amounts in thousands):

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class	Total
Growth Advantage Fund
Transfer agency fees	$108	$43	n/a	$4	$20	n/a	$41	$216
Sub-transfer agency fees	1,315	417	n/a	63	—	n/a	925	2,720
Mid Cap Equity Fund
Transfer agency fees	13	3	$1	1	9	n/a	25	52
Sub-transfer agency fees	415	48	2	2	—	n/a	2,339	2,806
Mid Cap Growth Fund
Transfer agency fees	347	16	6	5	29	n/a	35	438
Sub-transfer agency fees	970	109	43	184	—	n/a	1,393	2,699
Mid Cap Value Fund
Transfer agency fees	159	27	9	n/a	n/a	$827	33	1,055
Sub-transfer agency fees	3,547	390	156	n/a	n/a	7,934	2,344	14,371
Multi-Cap Market Neutral Fund
Transfer agency fees	4	1	n/a	n/a	n/a	n/a	3	8
Sub-transfer agency fees	8	10	n/a	n/a	n/a	n/a	18	36
Value Advantage Fund
Transfer agency fees	108	52	n/a	n/a	n/a	78	34	272
Sub-transfer agency fees	3,716	648	n/a	n/a	n/a	1,958	752	7,074

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	71

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2016 (continued)

F. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of June 30, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

G. Distributions to Shareholders — Distributions from net investment income are generally declared and paid at least annually, except for the Mid Cap Equity Fund, Mid Cap Growth Fund and Multi-Cap Market Neutral Fund, for which distributions are generally declared and paid at least quarterly. Distributions are declared separately for each class of each Fund. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

	Paid-in-Capital	Accumulated Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gains (Losses)
Growth Advantage Fund	$(21,078)	$22,329	$(1,251)
Mid Cap Equity Fund	(1)	1,117	(1,116)
Mid Cap Growth Fund	186,073	14,831	(200,904)
Mid Cap Value Fund	—	(1,183)	1,183
Multi-Cap Market Neutral	(18,155)	2,181	15,974
Value Advantage Fund	—	(950)	950

The reclassification for the Funds relate primarily to net operating losses, redesignation of distributions, investments in partnerships, investments in real estate investment trusts, adjustments to gain/loss due to redemptions in-kind, wash sale reversal disallowed and expiration of capital loss carryforward.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, J.P. Morgan Investment Management Inc. the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

Growth Advantage Fund	0.65%
Mid Cap Equity Fund	0.65
Mid Cap Growth Fund	0.65
Mid Cap Value Fund	0.65
Multi-Cap Market Neutral Fund*	0.80
Value Advantage Fund	0.65

*	Prior to September 1, 2015, the investment advisory fee for Multi-Cap Market Neutral Fund was 1.25%.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the year ended June 30, 2016, the effective rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

72	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Growth Advantage Fund	0.25%	0.75%	n/a
Mid Cap Equity Fund	0.25	0.75	0.50%
Mid Cap Growth Fund	0.25	0.75	0.50
Mid Cap Value Fund	0.25	0.75	0.50
Multi-Cap Market Neutral Fund	0.25	0.75	n/a
Value Advantage Fund	0.25	0.75	n/a

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the year ended June 30, 2016, the Distributor retained the following (amounts in thousands):

	Front-End Sales Charge	CDSC
Growth Advantage Fund	$1,292	$9
Mid Cap Equity Fund	372	—
Mid Cap Growth Fund	205	2
Mid Cap Value Fund	39	—	(a)
Multi-Cap Market Neutral Fund	1	—
Value Advantage Fund	545	5

(a)	Amount rounds to less than $500.

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into Shareholder Servicing Agreements with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Growth Advantage Fund	0.25%	0.25%	n/a	0.05%	n/a	0.25%
Mid Cap Equity Fund	0.25	0.25	0.25%	0.05	n/a	0.25
Mid Cap Growth Fund	0.25	0.25	0.25	0.05	n/a	0.25
Mid Cap Value Fund	0.25	0.25	0.25	n/a	0.10%	0.25
Multi-Cap Market Neutral Fund	0.25	0.25	n/a	n/a	n/a	0.25
Value Advantage Fund	0.25	0.25	n/a	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. Payments to the custodian may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	73

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2016 (continued)

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A		Class C		Class R2	Class R5	Class R6	Institutional Class	Select Class
Growth Advantage Fund	1.25%		1.75%		n/a	0.90%	0.85%	n/a	1.10%
Mid Cap Equity Fund	1.25		1.75		1.50%	0.80	0.75	n/a	0.90
Mid Cap Growth Fund	1.24		1.74		1.40	0.79	0.74	n/a	0.93
Mid Cap Value Fund	1.24		1.75		1.50	n/a	n/a	0.75%	0.99
Multi-Cap Market Neutral Fund	1.25	*	1.75	*	n/a	n/a	n/a	n/a	0.99	*
Value Advantage Fund	1.25		1.75		n/a	n/a	n/a	0.75	1.00

*	Prior to September 1, 2015, the contractual expense limitation for Multi-Cap Market Neutral Fund was 1.50%, 2.00% and 1.25% for Class A, Class C and Select Class Shares, respectively.

Except as noted above, the expense limitation agreements were in effect for the year ended June 30, 2016. The contractual expense limitation percentages in the table above are in place until at least October 31, 2016.

For the year ended June 30, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
Growth Advantage Fund	$—	$—	$2,068	$2,068	$1
Mid Cap Equity Fund	248	166	3,574	3,988	529
Mid Cap Growth Fund	420	275	3,607	4,302	98
Mid Cap Value Fund	6,459	4,307	13,122	23,888	1,397
Multi-Cap Market Neutral Fund	427	201	20	648	—	(a)
Value Advantage Fund	3,207	2,140	7,827	13,174	336

(a)	Amount rounds to less than $500.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective November 1, 2015, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to November 1, 2015, a portion of the waiver was voluntary.

The amount of waivers resulting from investments in these money market funds for the year ended June 30, 2016 was as follows (amounts in thousands):

Growth Advantage Fund	$290
Mid Cap Equity Fund	171
Mid Cap Growth Fund	181
Mid Cap Value Fund	779
Multi-Cap Market Neutral Fund	46
Value Advantage Fund	882

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the year ended June 30, 2016, Mid Cap Equity Fund, Mid Cap Growth Fund, and Value Advantage Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

74	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

The Funds may use related party broker-dealers. For the year ended June 30, 2016, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Growth Advantage Fund	$1
Mid Cap Equity Fund	1
Mid Cap Growth Fund	1
Mid Cap Value Fund	4
Multi-Cap Market Neutral Fund	—
Value Advantage Fund	6

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the year ended June 30, 2016, purchases and sales of investments (excluding short-term investments and transfers in-kind) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Securities Sold Short	Covers on Securities Sold Short
Growth Advantage Fund	$3,723,736	$2,627,585	$—	$—
Mid Cap Equity Fund	1,080,672	1,722,916	—	—
Mid Cap Growth Fund	2,283,074	1,590,427	—	—
Mid Cap Value Fund	2,951,413	3,478,583	—	—
Multi-Cap Market Neutral Fund	246,302	301,225	276,056	324,536
Value Advantage Fund	2,970,727	2,685,629	—	—

During the year ended June 30, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at June 30, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$4,729,668	$1,384,128	$197,416	$1,186,712
Mid Cap Equity Fund	1,858,089	581,116	84,119	496,997
Mid Cap Growth Fund	2,563,876	446,670	167,170	279,500
Mid Cap Value Fund	10,981,624	5,023,258	505,563	4,517,695
Multi-Cap Market Neutral	189,091	18,734	8,770	9,964
Value Advantage Fund	8,780,411	1,857,084	497,346	1,359,738

The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to non-taxable dividends and wash sale loss deferrals.

The tax character of distributions paid during the year ended June 30, 2016 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$—	$214,315	$214,315
Mid Cap Equity Fund	27,480	130,086	157,566
Mid Cap Growth Fund	6,084	141,429	147,513
Mid Cap Value Fund	128,760	794,705	923,465
Value Advantage Fund	146,612	69,884	216,496

*	Short-term gains are treated as ordinary income for income tax purposes.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	75

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2016 (continued)

The tax character of distributions paid during the year ended June 30, 2015 was as follows (amounts in thousands):

	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Growth Advantage Fund	$27,729	$127,462	$155,191
Mid Cap Equity Fund	39,516	103,413	142,929
Mid Cap Growth Fund	27,727	190,498	218,225
Mid Cap Value Fund	255,048	1,021,777	1,276,825
Value Advantage Fund	166,645	160,536	327,181

*	Short-term gains are treated as ordinary income for income tax purposes.

As of June 30, 2016, the components of net assets (excluding paid-in-capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain	Tax Basis Capital Loss Carryover	Unrealized Appreciation (Depreciation)
Growth Advantage Fund	$—	$—	$—	$1,186,712
Mid Cap Equity Fund	3,406	56,447	—	496,997
Mid Cap Growth Fund	—	717	—	279,500
Mid Cap Value Fund	59,424	835,601	(14,734)	4,517,695
Multi-Cap Market Neutral Fund	—	—	(2,351)	6,620
Value Advantage Fund	73,745	—	(49,224)	1,359,738

For the Funds, the cumulative timing differences primarily consist of post-October capital loss deferrals, late year ordinary loss deferrals, loss deferrals on unsettled short sales and wash sale loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (“the “Act”), net capital losses recognized by the Funds after June 30, 2011 are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At June 30, 2016, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains (amounts in thousands):

2018
Mid Cap Value Fund	$14,734	*

*	Amount includes capital loss carryforwards from business combinations, which are limited in future years under Internal Revenue Code Sections 381-384.

During the year ended June 30, 2016, the following Funds utilized net capital loss carryforwards as follows (amounts in thousands):

Pre-Enactment Capital Loss Carryforwards Utilized
Mid Cap Value Fund	$7,367

As of June 30, 2016, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Multi-Cap Market Neutral Fund	$2,351	$—
Value Advantage Fund	36,131	13,093

During the year ended June 30, 2016, the following Fund had expired capital loss carryforwards as follows (amounts in thousands):

Multi-Cap Market Neutral Fund	$16,098

76	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

Late year ordinary losses incurred after December 31 as well as net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended June 30, 2016, the following Funds deferred to July 1, 2016 late year ordinary losses and post-October capital losses of (amounts in thousands):

	Late Year Ordinary Loss Deferral	Net Capital Losses
		Short-Term	Long-Term
Growth Advantage Fund	$8,369	$172,276	$(13,295)
Mid Cap Growth Fund	4,122	77,964	(64,289)
Mid Cap Value Fund	—	4,171	—
Multi-Cap Market Neutral Fund	549	—	—
Value Advantage Fund	—	139,552	(3,230)

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at June 30, 2016, or at any time during the year then ended.

7. Redemptions in-Kind

During the year ended June 30, 2016, certain Select Class shareholders sold their shares of Mid Cap Growth Fund. The portfolio securities were delivered primarily by means of a redemption in-kind in exchange for shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below (amounts in thousands):

November 6, 2015	Value		Realized Gains (Losses)	Type
Select Class	$602,118	*	$203,177	Redemptions in-kind

*	This amount includes cash of approximately $25,788,000 associated with the redemption in-kind.

8. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

As of June 30, 2016, the J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Growth Advantage Fund	n/a	39.0%
Mid Cap Equity Fund	n/a	50.7
Multi-Cap Market Neutral Fund	88.4%	n/a
Value Advantage Fund	n/a	22.1

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	77

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2016 (continued)

As of June 30, 2016, the Funds had omnibus accounts which represented the percentage of each Fund’s net assets as follows:

	Number of Non-affiliated Omnibus Accounts	% of the Fund
Mid Cap Equity Fund	4	14.7%
Mid Cap Value Fund	3	19.3
Value Advantage Fund	4	16.3

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

As of June 30, 2016, the Multi-Cap Market Neutral Fund pledged a significant portion of its assets for securities sold short to Citigroup Global Markets, Inc., who also held 100% of the Multi-Cap Market Neutral Fund’s cash proceeds for securities sold short.

9. Subsequent Event

Effective August 16, 2016, the Funds, together with certain other J.P. Morgan Funds (collectively, the “Borrowers”), entered into a joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The initial term of the Credit Facility is 364 days, unless extended.

78	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of J.P. Morgan Mutual Fund Investment Trust, J.P. Morgan Fleming Mutual Fund Group, Inc., JPMorgan Trust I and JPMorgan Trust II and the Shareholders of JPMorgan Growth Advantage Fund, JPMorgan Mid Cap Equity Fund, JPMorgan Mid Cap Growth Fund, JPMorgan Mid Cap Value Fund, JPMorgan Multi-Cap Market Neutral Fund and JPMorgan Value Advantage Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Mid Cap Equity Fund and JPMorgan Value Advantage Fund (each a separate fund of JPMorgan Trust I), JPMorgan Mid Cap Growth Fund and JPMorgan Multi-Cap Market Neutral Fund (each a separate fund of JPMorgan Trust II), JPMorgan Growth Advantage Fund (a separate fund of J.P. Morgan Mutual Fund Investment Trust) and JPMorgan Mid Cap Value Fund (a separate fund of J.P. Morgan Fleming Mutual Fund Group, Inc.) (hereafter collectively referred to as the “Funds”) at June 30, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2016 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

August 25, 2016

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	79

TRUSTEES

(Unaudited)

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling 1-800-480-4111 or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985-present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974-present).	152	Director, Greif, Inc. (GEF) (industrial package products and services) (2007-present); Trustee, Columbus Association for the Performing Arts (1988-present); Director, Cardinal Health, Inc. (CAH) (1994-2014).

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor Emeritus, City University of New York (2015-present); Professor, City University of New York (2013-present); Chancellor, City University of New York (1999-2013); President, Adelphi University (New York) (1998-1999).	152	Trustee, Museum of Jewish Heritage (2011-present); Trustee, National Museum of Mathematics (present); Chair, Association of College and University Administrators (present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003-2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971-2001).	152	None

Frankie D. Hughes (1952); Trustee of Trusts since 2008.	President, Ashland Hughes Properties (property management) (2014-present); President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993-2014).	152	Trustee, The Victory Portfolios (2000-2008) (Investment companies).

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002-present).	152	None

Mary E. Martinez (1960); Trustee of Trusts since 2013.	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010-present); Managing Director, Bank of America (Asset Management) (2007-2008); Chief Operating Officer, U.S. Trust Asset Management, U.S. Trust Company (asset management) (2003-2007); President, Excelsior Funds (registered investment companies) (2004-2005).	152	None

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985-present).	152	None

Mitchell M. Merin (1953); Trustee of Trusts since 2013.	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998-2005).	152	Director, Sun Life Financial (SLF) (2007-2013) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002-2010).

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002-2010); President, Kenyon College (1995-2002).	152	Chairman, Dartmouth-Hitchcock Medical Center (2011-present); Trustee, American Schools of Oriental Research (2011-present); Trustee, American University in Cairo (1999-2014); Trustee, American Museum of Fly Fishing (2013-present).

80	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

Name (Year of Birth); Positions With the Funds (1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (2)	Other Directorships Held Outside Fund Complex During Past 5 Years
Independent Trustees (continued)

Marian U. Pardo** (1946); Trustee of Trusts since 2013.	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007-present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003-2006).	152	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006-present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000-present); Adviser, JP Greene & Associates, LLC (broker-dealer) (2000-2009); Chief Investment Officer, Wabash College (2004-present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988-1999).	152	None

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968-1998).	152	None

(1)	The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 78 for all Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes twelve registered investment companies (152 funds).

*	Two members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.

**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully-funded qualified plan, which is not an obligation of JPMorgan Chase.

The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	81

OFFICERS

(Unaudited)

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Brian S. Shlissel (1964), President and Principal Executive Officer (2016)	Managing Director and Chief Administrative Officer for J.P. Morgan pooled vehicles, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, INC (2014 – present); Managing Director and Head of Mutual Fund Services, Allianz Global Investors; President and Chief Executive Officer, Allianz Global Investors Mutual Funds and PIMCO Closed-End Funds (1999-2014)

Laura M. Del Prato (1964), Treasurer and Principal Financial Officer (2014)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since 2014; Partner, Cohen Fund Audit Services, Ltd. (2012-2013); Partner (2004-2012) and various other titles (1990-2004) at KPMG, LLP.

Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008.

Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.

John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 to February 2011.

Carmine Lekstutis (1980), Assistant Secretary (2011)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2015; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2011 to February 2015; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

Gregory S. Samuels (1980), Assistant Secretary (2010)	Executive Director and Assistant General Counsel, JPMorgan Chase since 2014; formerly Vice President and Assistant General Counsel, JPMorgan Chase since 2010.

Pamela L. Woodley (1971), Assistant Secretary (2012)**	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.

Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Managing Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since May 2014; formerly Executive Director, JPMorgan Funds Management, Inc. from 2012 to May 2014; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.

Lauren A. Paino (1973), Assistant Treasurer (2014)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2013; formerly Director, Credit Suisse Asset Management from 2000-2013.

Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2006.

Matthew J. Plastina (1970), Assistant Treasurer (2011)	Executive Director, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since February 2016; Vice President, JPMorgan Funds Management, Inc. from 2010 to January 2016.

Julie A. Roach (1971), Assistant Treasurer (2012)*	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.

Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, J.P. Morgan Investment Management Inc. (formerly JPMorgan Funds Management, Inc.) since September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007-2009).

The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43240.

**	The contact address for the officer is 4 New York Plaza, Floor 21, New York, NY 10004.

82	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, January 1, 2016, and continued to hold your shares at the end of the reporting period, June 30, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Growth Advantage Fund
Class A
Actual	$1,000.00	$960.10	$6.09	1.25%
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class C
Actual	1,000.00	958.40	8.52	1.75
Hypothetical	1,000.00	1,016.16	8.77	1.75
Class R5
Actual	1,000.00	962.10	4.44	0.91
Hypothetical	1,000.00	1,020.34	4.57	0.91
Class R6
Actual	1,000.00	962.80	3.71	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
Select Class
Actual	1,000.00	960.90	5.31	1.09
Hypothetical	1,000.00	1,019.44	5.47	1.09

Mid Cap Equity Fund
Class A
Actual	1,000.00	1,015.10	6.21	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24
Class C
Actual	1,000.00	1,012.80	8.71	1.74
Hypothetical	1,000.00	1,016.21	8.72	1.74
Class R2
Actual	1,000.00	1,014.20	7.46	1.49
Hypothetical	1,000.00	1,017.45	7.47	1.49

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	83

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Mid Cap Equity Fund (continued)
Class R5
Actual	$1,000.00	$1,017.60	$3.96	0.79%
Hypothetical	1,000.00	1,020.93	3.97	0.79
Class R6
Actual	1,000.00	1,017.80	3.71	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Select Class
Actual	1,000.00	1,017.10	4.51	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90

Mid Cap Growth Fund
Class A
Actual	1,000.00	964.60	6.01	1.23
Hypothetical	1,000.00	1,018.75	6.17	1.23
Class C
Actual	1,000.00	962.60	8.44	1.73
Hypothetical	1,000.00	1,016.26	8.67	1.73
Class R2
Actual	1,000.00	963.60	6.79	1.39
Hypothetical	1,000.00	1,017.95	6.97	1.39
Class R5
Actual	1,000.00	966.70	3.81	0.78
Hypothetical	1,000.00	1,020.98	3.92	0.78
Class R6
Actual	1,000.00	967.20	3.57	0.73
Hypothetical	1,000.00	1,021.23	3.67	0.73
Select Class
Actual	1,000.00	966.10	4.50	0.92
Hypothetical	1,000.00	1,020.29	4.62	0.92

Mid Cap Value Fund
Class A
Actual	1,000.00	1,062.70	6.31	1.23
Hypothetical	1,000.00	1,018.75	6.17	1.23
Class C
Actual	1,000.00	1,060.20	8.91	1.74
Hypothetical	1,000.00	1,016.21	8.72	1.74
Class R2
Actual	1,000.00	1,061.60	7.64	1.49
Hypothetical	1,000.00	1,017.45	7.47	1.49
Institutional Class
Actual	1,000.00	1,065.40	3.80	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Select Class
Actual	1,000.00	1,063.90	5.03	0.98
Hypothetical	1,000.00	1,019.99	4.92	0.98

Multi-Cap Market Neutral Fund
Class A
Actual	1,000.00	970.60	11.81	2.41
Hypothetical	1,000.00	1,012.88	12.06	2.41
Class C
Actual	1,000.00	967.70	14.19	2.90
Hypothetical	1,000.00	1,010.44	14.50	2.90
Select Class
Actual	1,000.00	972.20	10.30	2.10
Hypothetical	1,000.00	1,014.42	10.52	2.10

84	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio

Value Advantage Fund
Class A
Actual	$1,000.00	$1,030.70	$6.31	1.25%
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class C
Actual	1,000.00	1,028.20	8.82	1.75
Hypothetical	1,000.00	1,016.16	8.77	1.75
Institutional Class
Actual	1,000.00	1,033.40	3.79	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Select Class
Actual	1,000.00	1,031.90	5.05	1.00
Hypothetical	1,000.00	1,019.89	5.02	1.00

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

JUNE 30, 2016	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	85

TAX LETTER

(Unaudited)

Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2016. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns for the calendar year ending December 31, 2016 will be provided under separate cover.

Dividends Received Deductions (DRD)

Each fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the 70% dividends received deductions for corporate shareholders for the fiscal year ended June 30, 2016:

Dividends Received Deduction
Mid Cap Equity Fund	100.00%
Mid Cap Growth Fund	100.00
Mid Cap Value Fund	100.00
Value Advantage Fund	100.00

Long Term Capital Gain

Each fund listed below distributed the following amount, or maximum allowable amount, of long-term capital gain dividends for the fiscal year ended June 30, 2016 (amounts in thousands):

Long-Term Capital Gain Distribution
Growth Advantage Fund	$214,315
Mid Cap Equity Fund	130,086
Mid Cap Growth Fund	141,429
Mid Cap Value Fund	794,705
Value Advantage Fund	69,884

Qualified Dividend Income (QDI)

Each fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2016 (amounts in thousands):

Qualified Dividend Income
Mid Cap Equity Fund	$27,480
Mid Cap Growth Fund	6,084
Mid Cap Value Fund	128,760
Value Advantage Fund	146,612

86	J.P. MORGAN MID CAP/MULTI-CAP FUNDS	JUNE 30, 2016

Rev. January 2011

FACTS	WHAT DOES J.P. MORGAN FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡    Social Security number and account balances

¡    transaction history and account transactions

¡    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons J.P. Morgan Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does J.P. Morgan Funds share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-480-4111 or go to www.jpmorganfunds.com

Who we are
Who is providing this notice?	J.P. Morgan Funds

What we do
How does J.P. Morgan Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We authorize our employees to access your information only when they need it to do their work and we require companies that work for us to protect your information.
How does J.P. Morgan Funds collect my personal information?

We collect your personal information, for example, when you:

¡   open an account or provide contact information

¡   give us your account information or pay us by check

¡   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡   sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡   affiliates from using your information to market to you

¡   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ J.P. Morgan Funds does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ J.P. Morgan Funds doesn’t jointly market.

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. June 2016.	AN-MC-616

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Effective January 1, 2016, James Schonbachler replaced Mitchell Merin as the audit committee financial expert. He is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES

2016 – $29,668

2015 – $28,100

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES

2016 – $5,640

2015 – $5,500

Audit-related fees consists of semi-annual financial statement reviews and security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES

2016 – $10,744

2015 – $10,035

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2015 and 2014, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES

2016 – Not applicable

2015 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2016 – 0.0%

2015 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2015 - $29.2 million

2014 - $30.6 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 1, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 1, 2016